United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/08

Date of Reporting Period:  Quarter ended 1/31/08

Item 1.                      Schedule of Investments
Federated Max-Cap Index Fund

Portfolio of Investments

January 31, 2008 (unaudited)

Shares	Value

		COMMON STOCKS—96.9%[1]
		Consumer Discretionary--8.7%
5,400		Abercrombie & Fitch Co., Class A	$430,326
23,800	[2]	Amazon.com, Inc.	1,849,260
10,600	[2]	Apollo Group, Inc., Class A	845,244
8,796	[2]	AutoNation, Inc.	143,199
3,430	[2]	AutoZone, Inc.	414,618
16,614	[2]	Bed Bath & Beyond, Inc.	535,635
22,060		Best Buy Co., Inc.	1,076,749
7,321	[2]	Big Lots, Inc.	127,093
3,941		Black & Decker Corp.	285,880
76,086		Block (H&R), Inc.	1,466,177
1,300	[2]	Bright Horizons Family Solutions, Inc.	55,341
5,499		Brunswick Corp.	104,426
88,371		CBS Corp. (New), Class B	2,226,065
240	[2]	Cablevision Systems Corp., Class A	5,635
30,707		Carnival Corp.	1,366,154
7,686		Centex Corp.	213,517
10,669		Circuit City Stores, Inc.	58,039
63,957		Clear Channel Communications, Inc.	1,964,119
28,680	[2]	Coach, Inc.	919,194
193,328		Comcast Corp., Class A	3,510,836
17,500		D. R. Horton, Inc.	301,875
52,330	[2]	DIRECTV Group, Inc.	1,181,611
5,280	[2]	DISH Network Corp., Class A	149,107
10,982		Darden Restaurants, Inc.	311,010
3,616		Dillards, Inc., Class A	71,705
5,600		E.W. Scripps Co., Class A	228,032
57,505		Eastman Kodak Co.	1,146,075
13,200	[2]	Expedia, Inc.	303,864
27,260		Family Dollar Stores, Inc.	573,278
132,909	[2]	Ford Motor Co.	882,516
9,649		Fortune Brands, Inc.	674,658
13,000	[2]	GameStop Corp.	672,490
21,580		Gannett Co., Inc.	798,460
31,480		Gap (The), Inc.	601,898
35,625		General Motors Corp.	1,008,544
13,067		Genuine Parts Co.	574,033
15,108	[2]	Goodyear Tire & Rubber Co.	380,268
15,220		Harley Davidson, Inc.	617,628
5,859		Harman International Industries, Inc.	272,854
11,614		Hasbro, Inc.	301,616
133,089		Home Depot, Inc.	4,081,840
11,600	[2]	IAC Interactive Corp.	300,904
24,636		International Game Technology	1,051,218
29,767	[2]	Interpublic Group Cos., Inc.	265,819
42,618		Johnson Controls, Inc.	1,507,399
25,035		Jones Apparel Group, Inc.	420,588
4,892		KB HOME	134,530
39,408	[2]	Kohl's Corp.	1,798,581
120	[2]	Las Vegas Sands Corp.	10,520
10,751		Leggett and Platt, Inc.	204,484
8,881		Lennar Corp., Class A	182,949
20	[2]	Liberty Global, Inc., Class C	744
1,000	[2]	Liberty Media Holding Corp.	107,620
21,271		Limited Brands, Inc.	406,063
6,278		Liz Claiborne, Inc.	137,425
107,114		Lowe's Cos., Inc.	2,832,094
12,046	[2]	MGM Mirage	882,008
27,242		Macy's, Inc.	752,969
50,646		Marriott International, Inc., Class A	1,821,230
23,061		Mattel, Inc.	484,512
92,593		McDonald's Corp.	4,958,355
25,514		McGraw-Hill Cos., Inc.	1,090,979
2,359		Meredith Corp.	110,849
9,005		New York Times Co., Class A	150,744
17,610		Newell Rubbermaid, Inc.	424,753
175,764		News Corp., Inc.	3,321,940
13,000		News Corp., Inc., Class B	252,720
42,570		Nike, Inc., Class B	2,629,123
15,450		Nordstrom, Inc.	601,005
17,253	[2]	Office Depot, Inc.	255,862
4,706		Officemax, Inc.	116,568
25,452		Omnicom Group, Inc.	1,154,757
6,700	[2]	Penn National Gaming, Inc.	349,405
13,990		Penney (J.C.) Co., Inc.	663,266
3,750		Polo Ralph Lauren Corp., Class A	227,212
13,484		Pulte Homes, Inc.	220,329
47,485		RadioShack Corp.	823,865
5,500	[2]	Saks, Inc.	99,275
4,637	[2]	Sears Holdings Corp.	512,342
6,523		Sherwin-Williams Co.	373,181
3,603		Snap-On, Inc.	176,979
5,213		Stanley Works	267,740
44,490		Staples, Inc.	1,065,091
62,868	[2]	Starbucks Corp.	1,188,834
13,033		Starwood Hotels & Resorts Worldwide, Inc.	589,743
34,242		TJX Cos., Inc.	1,080,678
64,524		Target Corp.	3,586,244
10,786		Tiffany & Co.	430,361
251,477		Time Warner, Inc.	3,958,248
5,530		V.F. Corp.	427,856
41,321	[2]	Viacom, Inc., Class B	1,601,602
530		Virgin Media, Inc.	8,862
127,634		Walt Disney Co.	3,820,086
457		Washington Post Co., Class B	340,008
6,819		Wendy's International, Inc.	166,520
4,840		Whirlpool Corp.	411,932
11,212		Wyndham Worldwide Corp.	264,155
35,680		Yum! Brands, Inc.	1,218,829
		TOTAL	84,972,824
		Consumer Staples--9.9%
169,204		Altria Group, Inc.	12,829,047
54,524		Anheuser-Busch Cos., Inc.	2,536,456
51,094		Archer-Daniels-Midland Co.	2,250,691
29,536		Avon Products, Inc.	1,034,351
5,460		Brown-Forman Corp., Class B	343,871
1,100		Bunge Ltd.	130,317
112,616		CVS Caremark Corp.	4,399,907
14,023		Campbell Soup Co.	443,267
8,673		Clorox Corp.	531,828
173,182		Coca-Cola Co.	10,247,179
18,037		Coca-Cola Enterprises, Inc.	416,114
37,540		Colgate-Palmolive Co.	2,890,580
30,704		ConAgra, Inc.	661,057
12,200	[2]	Constellation Brands, Inc., Class A	254,980
33,704		Costco Wholesale Corp.	2,289,850
8,300	[2]	Dean Foods Co.	232,400
7,200		Estee Lauder Cos., Inc., Class A	303,840
23,555		General Mills, Inc.	1,286,339
21,462		H.J. Heinz Co.	913,423
10,622		Hershey Foods Corp.	384,516
27,607		Kellogg Co.	1,322,375
35,586		Kimberly-Clark Corp.	2,336,221
130,967		Kraft Foods, Inc., Class A	3,832,094
91,221		Kroger Co.	2,321,574
3,400		Loews Corp. - Carolina Group	279,242
8,000		McCormick & Co., Inc.	269,760
10,604		Molson Coors Brewing Co., Class B	473,681
122,645		PepsiCo, Inc.	8,363,163
3,200	[2]	Performance Food Group Co.	101,216
242,115		Procter & Gamble Co.	15,967,484
10,800		Reynolds American, Inc.	683,964
28,020		SUPERVALU, Inc.	842,281
34,223		Safeway Inc.	1,060,571
45,587		Sara Lee Corp.	640,953
47,172		Sysco Corp.	1,370,347
10,724		The Pepsi Bottling Group, Inc.	373,731
59,500		Tyson Foods, Inc., Class A	847,875
9,877		UST, Inc.	513,209
148,644		Wal-Mart Stores, Inc.	7,563,007
62,396		Walgreen Co.	2,190,724
8,800		Whole Foods Market, Inc.	347,072
16,957		Wrigley (Wm.), Jr. Co.	973,841
		TOTAL	97,054,398
		Energy--11.7%
36,020		Anadarko Petroleum Corp.	2,110,412
20,872		Apache Corp.	1,992,024
18,400		BJ Services Co.	400,200
26,381		Baker Hughes, Inc.	1,712,918
11,400		CONSOL Energy, Inc.	832,200
17,700	[2]	Cameron International Corp.	712,602
28,600		Chesapeake Energy Corp.	1,064,778
174,961		Chevron Corp.	14,784,204
124,270		ConocoPhillips	9,981,366
30,036		Devon Energy Corp.	2,552,459
80		Diamond Offshore Drilling, Inc.	9,034
9,100		ENSCO International, Inc.	465,192
15,506		EOG Resources, Inc.	1,356,775
44,039		El Paso Corp.	725,763
425,910		Exxon Mobil Corp.	36,798,624
5,970	[2]	Grant Prideco, Inc.	297,187
69,996		Halliburton Co.	2,321,767
21,564		Hess Corp.	1,958,658
54,892		Marathon Oil Corp.	2,571,690
28,600		Murphy Oil Corp.	2,103,244
17,780	[2]	Nabors Industries Ltd.	483,972
37,059	[2]	National-Oilwell, Inc.	2,232,064
20,666		Noble Corp.	904,551
13,800		Noble Energy, Inc.	1,001,604
62,130		Occidental Petroleum Corp.	4,216,763
20,300		Peabody Energy Corp.	1,096,606
1,975	[2]	Plains Exploration & Production Co.	96,064
11,900		Range Resources Corp.	621,418
7,052		Rowan Cos., Inc.	240,050
77,712		Schlumberger Ltd.	5,864,148
12,600		Smith International, Inc.	683,046
54,324		Spectra Energy Corp.	1,240,760
7,420		Sunoco, Inc.	461,524
9,100		Tesoro Petroleum Corp.	355,355
25,602	[2]	Transocean Sedco Forex, Inc.	3,138,805
42,857		Valero Energy Corp.	2,536,706
23,800	[2]	Weatherford International Ltd.	1,471,078
45,861		Williams Cos., Inc.	1,466,176
37,877		XTO Energy, Inc.	1,967,331
		TOTAL	114,829,118
		Financials--17.8%
22,874		AON Corp.	995,476
25,500		Ace Ltd.	1,487,670
37,782		Aflac, Inc.	2,317,170
4,800		Alabama National Bancorp	375,600
600		Alfa Corp.	13,134
47,325		Allstate Corp.	2,331,703
6,473		Ambac Financial Group, Inc.	75,864
12,100		American Capital Strategies Ltd.	425,557
75,095		American Express Co.	3,703,685
198,732		American International Group, Inc.	10,962,057
15,539		Ameriprise Financial, Inc.	859,462
6,000		Apartment Investment & Management Co., Class A	237,840
7,400		Assurant, Inc.	480,186
5,000		Avalonbay Communities, Inc.	469,750
38,885		BB&T Corp.	1,410,748
342,256		Bank of America Corp.	15,179,054
113,772		Bank of New York Mellon Corp.	5,305,188
7,234		Bear Stearns & Co., Inc.	653,230
7,500		Boston Properties, Inc.	689,400
12,500	[2]	CB Richard Ellis Services, Inc.	242,625
11,900		CIT Group, Inc.	332,724
3,455		CME Group, Inc.	2,138,299
47,413		Capital One Financial Corp.	2,598,707
34,290		Chubb Corp.	1,775,879
10,495		Cincinnati Financial Corp.	404,477
341,519		Citigroup, Inc.	9,637,666
9,523		Comerica, Inc.	415,393
12,300		Commerce Bancorp, Inc.	468,753
4,500		Commerce Group, Inc.	162,675
36,542		Countrywide Financial Corp.	254,332
7,700		Developers Diversified Realty	316,855
37,278		Discover Financial Services	652,365
27,700	[2]	E*Trade Group, Inc.	137,669
17,100		Equity Residential Properties Trust	639,711
41,669		Federal Home Loan Mortgage Corp.	1,266,321
75,716		Federal National Mortgage Association	2,563,744
5,400		Federated Investors, Inc.	229,878
37,207		Fifth Third Bancorp	1,008,310
7,600		First Charter Corp.	208,316
8,000		First Horizon National Corp.	173,360
21,025		Franklin Resources, Inc.	2,191,436
21,900		General Growth Properties, Inc.	799,788
55,078		Genworth Financial, Inc., Class A	1,340,599
35,240		Goldman Sachs Group, Inc.	7,075,135
24,370		Hartford Financial Services Group, Inc.	1,968,365
40,400		Host Marriott Corp.	676,296
32,700		Hudson City Bancorp, Inc.	535,626
23,109		Huntington Bancshares, Inc.	310,816
5,700	[2]	InterContinentalExchange, Inc.	797,772
3,800	[2]	Interactive Brokers Group, Inc., Class A	132,278
130		Invesco PLC, ADR	3,539
264,368		J.P. Morgan Chase & Co.	12,570,698
9,692		Janus Capital Group, Inc.	261,781
24,479		KeyCorp	640,126
16,001		Kimco Realty Corp.	572,996
8,400		Legg Mason, Inc.	604,800
41,006		Lehman Brothers Holdings, Inc.	2,631,355
13,000		Leucadia National Corp.	574,210
18,460		Lincoln National Corp.	1,003,486
36,447		Loews Corp.	1,701,710
4,700		M & T Bank Corp.	431,319
8,631		MBIA Insurance Corp.	133,780
5,164		MGIC Investment Corp.	95,534
45,160		Marsh & McLennan Cos., Inc.	1,246,416
23,440		Marshall & Ilsley Corp.	653,976
53,825		Merrill Lynch & Co., Inc.	3,035,730
75,541		MetLife, Inc.	4,454,653
13,534		Moody's Corp.	473,555
66,756		Morgan Stanley	3,299,749
5,495	[2]	NASDAQ Stock Market, Inc.	254,254
18,800		NYSE Euronext	1,478,620
39,867		National City Corp.	709,234
15,769		Northern Trust Corp.	1,156,814
2,141		Nymex Holdings Inc.	246,215
27,127		PNC Financial Services Group	1,780,074
10,800		Plum Creek Timber Co., Inc.	450,900
18,100		Principal Financial Group	1,078,941
43,900		Progressive Corp., OH	814,784
37,200		Prologis	2,207,820
35,300		Prudential Financial, Inc.	2,978,261
7,800		Public Storage, Inc.	610,350
43,772		Regions Financial Corp.	1,104,805
5,922		SAFECO Corp.	316,057
39,740	[2]	SLM Corp.	864,345
72,686		Schwab (Charles) Corp.	1,620,898
17,449		Simon Property Group, Inc.	1,559,592
22,730	[2]	Sovereign Bancorp, Inc.	283,443
29,923		State Street Corp.	2,457,277
21,991		SunTrust Banks, Inc.	1,516,279
30,908		T. Rowe Price Group, Inc.	1,563,636
6,000	[2]	TD Ameritrade Holding Corp.	112,560
50,449		The Travelers Cos., Inc.	2,426,597
5,837		Torchmark Corp.	356,407
129,763		U.S. Bancorp	4,405,454
28,153		UNUMProvident Corp.	636,821
8,900		Vornado Realty Trust	804,560
151,839		Wachovia Corp.	5,911,092
54,713		Washington Mutual Bank	1,089,883
265,450		Wells Fargo & Co.	9,027,954
14,036		XL Capital Ltd., Class A	631,620
6,772		Zions Bancorp	370,699
		TOTAL	174,644,603
		Health Care--11.7%
97,241		Abbott Laboratories	5,474,668
36,404		Aetna, Inc.	1,938,877
21,942		Allergan, Inc.	1,474,283
12,384		AmerisourceBergen Corp.	577,714
71,957	[2]	Amgen, Inc.	3,352,477
13,148		Applera Corp.	414,556
8,500	[2]	Axcan Pharmaceutical, Inc.	193,120
6,404		Bard (C.R.), Inc.	618,434
6,800	[2]	Barr Laboratories, Inc.	354,892
67,924		Baxter International, Inc.	4,125,704
2,100		Beckman Coulter, Inc.	139,650
17,028		Becton, Dickinson & Co.	1,473,433
23,934	[2]	Biogen Idec, Inc.	1,458,777
84,545	[2]	Boston Scientific Corp.	1,025,531
148,325		Bristol-Myers Squibb Co.	3,439,657
19,110		CIGNA Corp.	939,448
46,808		Cardinal Health, Inc.	2,713,460
29,900	[2]	Celgene Corp.	1,677,689
29,100	[2]	Coventry Health Care, Inc.	1,646,478
45,038		Covidien Ltd.	2,010,046
81,466		Eli Lilly & Co.	4,197,128
19,600	[2]	Express Scripts, Inc., Class A	1,322,804
24,076	[2]	Forest Laboratories, Inc., Class A	957,503
20,900	[2]	Genzyme Corp.	1,632,917
58,628	[2]	Gilead Sciences, Inc.	2,678,713
9,944	[2]	Hospira, Inc.	408,798
13,131	[2]	Humana, Inc.	1,054,419
12,173		IMS Health, Inc.	290,813
199,244		Johnson & Johnson	12,604,175
80,184	[2]	King Pharmaceuticals, Inc.	841,130
7,200	[2]	Laboratory Corp. of America Holdings	531,936
20,566		McKesson HBOC, Inc.	1,291,339
41,378	[2]	Medco Health Solutions, Inc.	2,072,210
84,983		Medtronic, Inc.	3,957,658
165,820		Merck & Co., Inc.	7,674,150
3,377	[2]	Millipore Corp.	236,897
19,010	[2]	Mylan Laboratories, Inc.	283,439
10,800	[2]	Patterson Cos., Inc.	346,032
9,207		PerkinElmer, Inc.	229,162
581,320		Pfizer, Inc.	13,597,075
9,892		Quest Diagnostics, Inc.	487,873
4,600	[2]	Radiation Therapy Services, Inc.	133,078
1,900	[2]	Respironics, Inc.	124,469
151,232		Schering Plough Corp.	2,959,610
17,200	[2]	Sierra Health Services, Inc.	739,256
26,308	[2]	St. Jude Medical, Inc.	1,065,737
18,502		Stryker Corp.	1,239,079
29,905	[2]	Tenet Healthcare Corp.	132,479
32,853	[2]	Thermo Electron Corp.	1,691,601
100,530		UnitedHealth Group, Inc.	5,110,945
7,900	[2]	Varian Medical Systems, Inc.	410,721
6,300	[2]	Waters Corp.	361,935
6,483	[2]	Watson Pharmaceuticals, Inc.	169,271
43,421	[2]	Wellpoint, Inc.	3,395,522
101,054		Wyeth	4,021,949
16,594	[2]	Zimmer Holdings, Inc.	1,298,812
		TOTAL	114,599,529
		Industrials--11.5%
53,352		3M Co.	4,249,487
16,200	[2]	A.S.V., Inc.	289,818
97,743	[2]	Allied Waste Industries, Inc.	962,769
6,742		Avery Dennison Corp.	349,370
61,815		Boeing Co.	5,141,772
24,838		Burlington Northern Santa Fe Corp.	2,148,984
10,700		C.H. Robinson Worldwide, Inc.	594,278
29,564		CSX Corp.	1,433,263
65,176		Caterpillar, Inc.	4,636,621
8,537		Cintas Corp.	280,184
11,314		Cooper Industries Ltd., Class A	503,926
15,968		Cummins, Inc.	770,935
17,640		Danaher Corp.	1,313,298
36,372		Deere & Co.	3,192,007
16,823		Donnelley (R.R.) & Sons Co.	586,954
12,502		Dover Corp.	504,581
12,054		Eaton Corp.	997,589
61,304		Emerson Electric Co.	3,116,695
10,416		Equifax, Inc.	386,329
13,500		Expeditors International Washington, Inc.	638,415
19,468		FedEx Corp.	1,819,869
89	[2]	First Solar, Inc.	16,178
6,056		Fluor Corp.	736,834
29,616		General Dynamics Corp.	2,501,367
746,836		General Electric Co.	26,445,463
9,690		Goodrich (B.F.) Co.	606,109
7,247		Grainger (W.W.), Inc.	576,644
76,518		Honeywell International, Inc.	4,519,918
14,092		ITT Corp.	837,488
26,018		Illinois Tool Works, Inc.	1,311,307
17,184		Ingersoll-Rand Co., Class A	679,112
9,300	[2]	Jacobs Engineering Group, Inc.	710,892
465	[2]	KBR, Inc.	14,689
8,375		L-3 Communications Holdings, Inc.	928,201
25,388		Lockheed Martin Corp.	2,739,873
11,000		Manitowoc, Inc.	419,320
33,636		Masco Corp.	771,273
8,068	[2]	Monster Worldwide, Inc.	224,694
30,153		Norfolk Southern Corp.	1,640,022
21,300		Northrop Grumman Corp.	1,690,368
26,166		PACCAR, Inc.	1,227,709
7,689		Pall Corp.	283,647
12,995		Parker-Hannifin Corp.	878,592
13,603		Pitney Bowes, Inc.	499,230
10,700		Precision Castparts Corp.	1,217,660
52,255		Raytheon Co.	3,403,891
10,094		Robert Half International, Inc.	280,411
9,643		Rockwell Automation, Inc.	549,844
10,743		Rockwell Collins	678,958
3,686		Ryder System, Inc.	191,893
56,946		Southwest Airlines Co.	667,977
6,700	[2]	Terex Corp.	393,692
19,260		Textron Inc.	1,079,523
18,641		Trane, Inc.	834,744
32,923		Tyco International Ltd.	1,295,849
3,900		UAP Holding Corp.	149,526
26,415		Union Pacific Corp.	3,302,667
97,640		United Parcel Service, Inc.	7,143,342
3,700	[2]	United Rentals, Inc.	67,525
86,822		United Technologies Corp.	6,373,603
32,024		Waste Management, Inc.	1,038,859
		TOTAL	112,846,038
		Information Technology—15.2%
32,900	[2]	3Com Corp.	135,877
41,610	[2]	Adobe Systems, Inc.	1,453,437
38,034	[2]	Advanced Micro Devices, Inc.	290,580
10,500	[2]	Affiliated Computer Services, Inc., Class A	511,875
27,672	[2]	Agilent Technologies, Inc.	938,358
10,500	[2]	Akamai Technologies, Inc.	317,100
26,439		Altera Corp.	446,555
19,124		Analog Devices, Inc.	542,357
67,358	[2]	Apple, Inc.	9,117,579
99,310		Applied Materials, Inc.	1,779,635
17,820	[2]	Autodesk, Inc.	733,293
38,615		Automatic Data Processing, Inc.	1,566,611
15,324	[2]	BMC Software, Inc.	490,981
29,566	[2]	Broadcom Corp.	652,817
350		Broadridge Financial Solutions	7,581
50,768		CA, Inc.	1,118,419
5,407	[2]	CIENA Corp.	146,692
470,128	[2]	Cisco Systems, Inc.	11,518,136
14,530	[2]	Citrix Systems, Inc.	503,029
18,300	[2]	Cognizant Technology Solutions Corp.	510,570
8,800	[2]	Cognos, Inc.	510,400
366	[2]	CommScope, Inc.	16,232
10,941	[2]	Computer Sciences Corp.	463,023
22,470	[2]	Compuware Corp.	190,995
8,225	[2]	Convergys Corp.	127,570
126,100		Corning, Inc.	3,035,227
170,369	[2]	Dell, Inc.	3,414,195
165,777		EMC Corp. Mass	2,630,881
26	[2]	Echostar Holding Corp.	760
22,200	[2]	Electronic Arts, Inc.	1,051,614
33,680		Electronic Data Systems Corp.	676,968
10,700		Fidelity National Information Services, Inc.	454,215
10,367	[2]	Fiserv, Inc.	532,553
1	[2]	Flextronics International Ltd.	12
17,842	[2]	Google Inc.	10,068,241
201,247		Hewlett-Packard Co.	8,804,556
117,638		IBM Corp.	12,627,263
446,980		Intel Corp.	9,475,976
25,830	[2]	Intuit, Inc.	792,723
13,292	[2]	JDS Uniphase Corp.	138,370
13,085		Jabil Circuit, Inc.	173,376
40,300	[2]	Juniper Networks, Inc.	1,094,145
11,425		KLA-Tencor Corp.	477,336
168,314	[2]	LSI Logic Corp.	878,599
5,918	[2]	Lexmark International Group, Class A	214,291
21,914		Linear Technology Corp.	606,360
17,700	[2]	MEMC Electronic Materials, Inc.	1,264,842
3,960		Maxim Integrated Products, Inc.	77,854
17,400		Microchip Technology, Inc.	555,234
51,198	[2]	Micron Technology, Inc.	359,922
629,489		Microsoft Corp.	20,521,341
8,881		Molex, Inc.	213,499
143,821		Motorola, Inc.	1,658,256
6,500	[2]	NAVTEQ Corp.	480,350
4,800	[2]	NCR Corp.	103,104
40,450	[2]	NVIDIA Corp.	994,665
14,814		National Semiconductor Corp.	273,022
26,761	[2]	Network Appliance, Inc.	621,390
27,123	[2]	Novell, Inc.	172,502
9,121	[2]	Novellus Systems, Inc.	216,715
298,013	[2]	Oracle Corp.	6,124,167
26,057		Paychex, Inc.	852,585
8,732	[2]	Qlogic Corp.	124,868
102,978		Qualcomm, Inc.	4,368,327
14,400	[2]	Sandisk Corp.	366,480
99,371	[2]	Sun Microsystems, Inc.	1,738,992
87,180	[2]	Symantec Corp.	1,563,137
27,685	[2]	Tellabs, Inc.	188,812
11,432	[2]	Teradata Corp.	272,310
11,001	[2]	Teradyne, Inc.	120,681
104,591		Texas Instruments, Inc.	3,235,000
15,900		Total System Services, Inc.	367,290
41,598		Tyco Electronics Ltd.	1,406,428
21,422	[2]	Unisys Corp.	89,116
13,900	[2]	Verisign, Inc.	471,488
65,554		Western Union Co.	1,468,410
83,622		Xerox Corp.	1,287,779
58,012		Xilinx, Inc.	1,268,722
84,096	[2]	Yahoo, Inc.	1,612,961
110,900	[2]	eBay, Inc.	2,982,101
		TOTAL	148,659,713
		Materials--3.4%
16,732		Air Products & Chemicals, Inc.	1,506,215
57,048		Alcoa, Inc.	1,888,289
6,445		Allegheny Technologies, Inc.	453,728
4,320		Ashland, Inc.	196,690
6,344		Ball Corp.	291,126
6,276		Bemis Co., Inc.	170,582
70,247		Dow Chemical Co.	2,715,749
94,806		Du Pont (E.I.) de Nemours & Co.	4,283,335
6,696		Eastman Chemical Co.	442,405
11,006		Ecolab, Inc.	531,039
36,686		Freeport-McMoRan Copper & Gold, Inc.	3,266,155
6,958		Hercules, Inc.	121,974
10,000		Huntsman Corp.	242,400
6,342		International Flavors & Fragrances, Inc.	270,233
29,026		International Paper Co.	936,088
14,988		MeadWestvaco Corp.	419,664
43,654		Monsanto Co.	4,908,456
28,563		Newmont Mining Corp.	1,552,113
18,068		Nucor Corp.	1,044,330
14,742		PPG Industries, Inc.	974,299
10,108	[2]	Pactiv Corp.	289,190
700		Potash Corp. of Saskatchewan, Inc.	98,616
22,890		Praxair, Inc.	1,852,030
9,658		Rohm & Haas Co.	515,254
10,150		Sealed Air Corp.	265,423
8,160		Sigma-Aldrich Corp.	405,226
5,500		Titanium Metals Corp.	119,570
13,910		United States Steel Corp.	1,420,350
7,173		Vulcan Materials Co.	562,794
16,717		Weyerhaeuser Co.	1,132,075
		TOTAL	32,875,398
		Telecommunication Services--3.4%
471,839	[3]	AT&T, Inc.	18,161,083
37,000	[2]	American Tower Systems Corp.	1,388,610
8,530		CenturyTel, Inc.	314,842
20,738		Citizens Communications Co., Class B	237,865
9,620		Embarq Corp.	435,786
111,872		Qwest Communications International, Inc.	657,807
7,600	[2]	Rural Cellular Corp.	335,540
179,095		Sprint Nextel Corp.	1,885,870
1,100	[2]	U.S. Cellular Corp.	78,210
232,754		Verizon Communications	9,040,165
37,318		Windstream Corp.	433,262
		TOTAL	32,969,040
		Utilities--3.6%
46,739	[2]	AES Corp.	891,780
12,943	[2]	Allegheny Energy, Inc.	709,147
13,357		Ameren Corp.	598,527
25,204		American Electric Power Co., Inc.	1,079,487
13,292		CMS Energy Corp.	208,286
20,214		CenterPoint Energy, Inc.	323,626
17,041		Consolidated Edison Co.	742,647
13,924		Constellation Energy Group, Inc.	1,308,299
34,167		DTE Energy Co.	1,457,223
55,814		Dominion Resources, Inc.	2,400,002
103,425		Duke Energy Corp.	1,929,911
31,254	[2]	Dynegy, Inc.	219,403
27,958		Edison International	1,458,289
15,082		Entergy Corp.	1,631,571
51,538		Exelon Corp.	3,926,680
29,282		FPL Group, Inc.	1,888,103
21,484		FirstEnergy Corp.	1,530,090
4,827		Integrys Energy Group, Inc.	234,689
2,089		NICOR, Inc.	85,649
16,880		NiSource, Inc.	320,551
53,336		P G & E Corp.	2,188,909
50,274		PPL Corp.	2,459,404
15,870		Pepco Holdings, Inc.	404,050
6,318		Pinnacle West Capital Corp.	242,738
16,907		Progress Energy, Inc.	763,689
19,769		Public Service Enterprises Group, Inc.	1,897,824
10,900		Questar Corp.	554,919
17,841		Sempra Energy	997,312
54,786		Southern Co.	1,991,471
13,288		TECO Energy, Inc.	221,511
26,424		Xcel Energy, Inc.	549,355
		TOTAL	35,215,142
		TOTAL COMMON STOCKS (IDENTIFIED COST $394,725,014)	948,665,803
		CORPORATE BONDS--0.1%
		Health Care--0.0%
250,000	[4,5]	Genzyme Corp., Conv. Bond, 1.25%, 12/1/2023	300,433
		Industrials--0.1%
227,000		Tyco International Group, Conv. Bond, 3.125%, 1/15/2023	312,817
		TOTAL CORPORATE BONDS (IDENTIFIED COST $583,871)	613,250
		EXCHANGE TRADED FUNDS--0.3%
300		Midcap SPDR Trust Series 1	43,737
22,282		SPDR Trust Series 1	3,060,878
		TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $3,024,521)	3,104,615
		MUTUAL FUND--2.6%
25,447,879	[6,7]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	25,447,879
		TOTAL INVESTMENTS – 99.9% (IDENTIFIED COST $423,781,285)[8]	977,831,547
		OTHER ASSETS AND LIABILITIES – NET– 0.1%[9]	1,100,724
		TOTAL NET ASSETS -- 100%	$978,932,271

At January 31, 2008, the Fund had the following outstanding futures contracts[1]:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P 500 Index Long Futures	105	$36,214,500	March 2008	$(249,193)

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $36,214,500 at January 31, 2008, which represents 3.7% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.7%.

2	Non-income producing security.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, this restricted security amounted to $300,433, which represented less than 0.1% of total net assets.

5
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2008, this liquid restricted security amounted to $300,433, which represented less than 0.1% of total net assets.

6	Affiliated company.
7	7-Day net yield.
8
At January 31, 2008, the cost of investments for federal tax purposes was $423,781,285. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and from futures contracts was $554,050,262. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $564,171,059, and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,120,797.

9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

     The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Mid-Cap Index Fund

Portfolio of Investments

January 31, 2008 (unaudited)

Shares	Value

		COMMON STOCKS--99.2%[1]
		Consumer Discretionary--13.3%
48,310	[2]	99 Cents Only Stores	$401,939
99,150		Advance Auto Parts, Inc.	3,537,672
67,200	[2,3]	Aeropostale, Inc.	1,893,024
208,493		American Eagle Outfitters, Inc.	4,801,594
56,770		American Greetings Corp., Class A	1,164,920
57,680	[2]	AnnTaylor Stores Corp.	1,450,652
71,388		ArvinMeritor, Inc.	969,449
48,750		Barnes & Noble, Inc.	1,655,062
90,232		Belo (A.H.) Corp., Series A	1,498,753
26,100		Blyth Industries, Inc.	568,719
32,000		Bob Evans Farms, Inc.	951,680
61,302		Borders Group, Inc.	690,261
112,976		BorgWarner, Inc.	5,717,715
52,627	[3]	Boyd Gaming Corp.	1,406,720
102,066		Brinker International, Inc.	1,899,448
24,968		CBRL Group, Inc.	780,749
64,700		Callaway Golf Co.	1,159,424
210,426	[2,3]	CarMax, Inc.	4,692,500
90,794	[2]	Career Education Corp.	1,973,862
110,800	[2,3]	Charming Shoppes, Inc.	714,660
66,373	[2,3]	Cheesecake Factory, Inc.	1,450,250
169,076	[2]	Chicos Fas, Inc.	1,824,330
31,680	[2,3]	Chipotle Mexican Grill, Inc.	3,856,723
58,700	[2,3]	Coldwater Creek, Inc.	377,441
60,947	[2]	Collective Brands, Inc.	1,073,886
79,576	[2]	Corinthian Colleges, Inc.	672,417
57,344		DeVRY, Inc.	3,164,815
79,120	[2]	Dick's Sporting Goods, Inc.	2,575,356
91,582	[2]	Dollar Tree Stores, Inc.	2,565,212
29,869		Entercom Communication Corp.	367,687
153,600		Foot Locker, Inc.	2,102,784
50,244	[3]	Furniture Brands International, Inc.	479,830
140,900		Gentex Corp.	2,234,674
44,820	[2]	Getty Images, Inc.	1,120,500
54,600		Guess ?, Inc.	2,037,126
92,400	[2]	Hanesbrands, Inc.	2,366,364
50,888		Harte-Hanks	815,226
35,088	[2,3]	Hovnanian Enterprises, Inc., Class A	347,020
29,344	[2]	ITT Educational Services, Inc.	2,680,574
32,231	[3]	International Speedway Corp., Class A	1,319,537
78,900	[2,3]	Lamar Advertising Co.	3,402,168
75,068	[2]	Lear Corp.	2,203,996
40,156	[3]	Lee Enterprises, Inc.	479,463
31,480	[2,3]	Life Time Fitness, Inc.	1,395,823
34,300		M.D.C. Holdings, Inc.	1,587,061
31,830		Matthews International Corp., Class A	1,555,532
22,750		Media General, Inc., Class A	432,705
30,000		Modine Manufacturing Co.	463,200
52,788	[2,3]	Mohawk Industries, Inc.	4,218,817
5,080	[2,3]	NVR, Inc.	3,208,020
48,670	[2,3]	NetFlix, Inc.	1,224,051
109,400	[2]	O'Reilly Automotive, Inc.	3,219,642
70,700	[2]	Pacific Sunwear of California	786,184
128,276		PetSmart, Inc.	2,933,672
55,170		Phillips Van Heusen Corp.	2,324,864
45,150		Regis Corp. Minnesota	1,143,650
63,157	[2]	Rent-A-Center, Inc.	1,079,985
134,925		Ross Stores, Inc.	3,933,064
54,313		Ruby Tuesday, Inc.	417,667
42,900		Ryland Group, Inc.	1,446,159
140,699	[2]	Saks, Inc.	2,539,617
27,381	[2]	Scholastic Corp.	938,347
64,000	[2,3]	Scientific Games Holdings Corp.	1,523,200
285,700		Service Corp. International	3,436,971
63,820	[3]	Sothebys Holdings, Inc., Class A	1,982,887
13,950		Strayer Education, Inc.	2,407,491
33,500	[3]	Thor Industries, Inc.	1,183,220
51,200	[2]	Timberland Co., Class A	840,192
121,200	[2,3]	Toll Brothers, Inc.	2,821,536
57,960		Tupperware Brands Corp.	2,144,520
108,100	[2]	Urban Outfitters, Inc.	3,134,900
43,962	[2]	Valassis Communications, Inc.	420,277
44,460	[2]	Warnaco Group, Inc.	1,595,669
42,390		Wiley (John) & Sons, Inc., Class A	1,671,014
87,151		Williams-Sonoma, Inc.	2,342,619
		TOTAL	137,798,738
		Consumer Staples--3.2%
78,040		Alberto-Culver Co.	2,090,692
63,163	[2]	BJ's Wholesale Club, Inc.	2,049,008
62,755		Church and Dwight, Inc.	3,339,821
73,170		Corn Products International, Inc.	2,473,146
55,950	[2]	Energizer Holdings, Inc.	5,238,039
58,700	[2]	Hansen Natural Corp.	2,263,472
68,714		Hormel Foods Corp.	2,661,980
23,049		Lancaster Colony Corp.	803,488
54,900	[2]	NBTY, Inc.	1,329,678
59,951		PepsiAmericas, Inc.	1,477,193
34,600		Ruddick Corp.	1,179,168
113,017	[2]	Smithfield Foods, Inc.	3,147,523
54,424		Smucker (J.M.) Co.	2,543,234
27,313		Tootsie Roll Industries, Inc.	682,279
27,237		Universal Corp.	1,356,675
		TOTAL	32,635,396
		Energy--8.8%
139,400		Arch Coal, Inc.	6,133,600
32,040	[2]	Bill Barrett Corp.	1,338,311
82,420		Cimarex Energy Co.	3,363,560
238,100	[2]	Denbury Resources, Inc.	6,023,930
52,380	[2]	Encore Acquisition Co.	1,707,588
62,975	[2,3]	Exterran Holdings, Inc.	4,108,489
127,480	[2,3]	FMC Technologies, Inc.	6,139,437
83,198	[2]	Forest Oil Corp.	3,762,214
104,210		Frontier Oil Corp.	3,675,487
124,467	[2]	Grant Prideco, Inc.	6,195,967
102,314		Helmerich & Payne, Inc.	4,012,755
127,600	[2,3]	Newfield Exploration Co.	6,364,688
27,313		Overseas Shipholding Group, Inc.	1,781,354
152,488	[3]	Patterson-UTI Energy, Inc.	2,985,715
118,351		Pioneer Natural Resources, Inc.	4,958,907
110,832	[2]	Plains Exploration & Production Co.	5,390,868
164,538	[2]	Pride International, Inc.	5,217,500
51,400	[2]	Quicksilver Resources, Inc.	2,921,062
166,100	[2]	Southwestern Energy Co.	9,286,651
80,650	[2]	Superior Energy Services, Inc.	3,233,259
54,225		Tidewater, Inc.	2,871,756
		TOTAL	91,473,098
		Financials--16.4%
96,957		AMB Property Corp.	4,906,024
30,250		Alexandria Real Estate Equities, Inc.	2,971,457
69,666		American Financial Group, Inc.	1,931,838
110,806	[2,3]	Americredit Corp.	1,474,828
125,233		Associated Banc Corp.	3,529,066
79,801		Astoria Financial Corp.	2,168,991
51,600		BRE Properties, Inc., Class A	2,249,244
49,563		Bank of Hawaii Corp.	2,496,488
159,925		Berkley, W. R. Corp.	4,839,330
108,076		Brown & Brown	2,432,791
56,000		Camden Property Trust	2,763,600
51,100		Cathay Bancorp, Inc.	1,325,023
40,394		City National Corp.	2,297,611
147,982		Colonial BancGroup, Inc.	2,323,317
44,340		Commerce Group, Inc.	1,602,891
39,510		Cousins Properties, Inc.	1,050,966
56,990		Cullen Frost Bankers, Inc.	3,102,536
138,610		Duke Realty Corp.	3,276,740
122,012		Eaton Vance Corp.	4,547,387
36,270		Equity One, Inc.	856,335
62,257		Everest Re Group Ltd.	6,330,914
55,000		Federal Realty Investment Trust	4,059,000
204,998		Fidelity National Financial, Inc., Class A	4,036,411
91,408		First American Financial Corp.	3,980,818
25,920		First Community Bancorp	920,938
109,000		First Niagara Financial Group, Inc.	1,386,480
74,231		FirstMerit Corp.	1,660,547
95,007		Gallagher (Arthur J.) & Co.	2,414,128
108,962		HCC Insurance Holdings, Inc.	3,035,681
48,900		Hanover Insurance Group, Inc.	2,227,395
80,700		Health Care REIT, Inc.	3,461,223
55,500		Highwoods Properties, Inc.	1,661,115
38,800		Horace Mann Educators Corp.	712,756
91,042		Hospitality Properties Trust	3,090,876
69,931	[2,3]	IndyMac Bancorp, Inc.	571,336
107,800		Jefferies Group, Inc.	2,179,716
35,820		Jones Lang LaSalle, Inc.	2,786,796
86,850		Liberty Property Trust	2,788,754
70,800		Macerich Co. (The)	4,840,596
66,217		Mack-Cali Realty Corp.	2,352,028
33,700		Mercury General Corp.	1,620,633
91,290		Nationwide Health Properties, Inc.	2,881,112
315,368	[3]	New York Community Bancorp, Inc.	5,850,076
219,563		Old Republic International Corp.	3,278,076
83,075		PMI Group, Inc.	789,213
39,294		Potlatch Corp.	1,686,891
70,344		Protective Life Corp.	2,795,471
77,982	[3]	Radian Group, Inc.	712,755
90,250		Raymond James Financial, Inc.	2,535,123
74,169		Rayonier, Inc.	3,138,832
101,700		Realty Income Corp.	2,479,446
66,700		Regency Centers Corp.	4,097,381
120,602		SEI Investments Co.	3,340,675
33,288	[2,3]	SVB Financial Group	1,611,139
49,988		StanCorp Financial Group, Inc.	2,459,909
306,000	[3]	Synovus Financial Corp.	4,042,260
109,814		TCF Financial Corp.	2,333,548
132,627		UDR, Inc.	3,027,874
48,931		Unitrin, Inc.	2,013,511
79,275		Waddell & Reed Financial, Inc., Class A	2,630,345
81,131		Washington Federal, Inc.	1,981,219
52,100		Webster Financial Corp. Waterbury	1,764,627
75,200		Weingarten Realty Investors	2,528,224
28,900		WestAmerica Bancorp.	1,431,128
64,419		Wilmington Trust Corp.	2,246,291
		TOTAL	169,919,730
		Health Care--12.6%
60,715	[2,3]	Advanced Medical Optics, Inc.	1,276,836
69,300	[2,3]	Affymetrix, Inc.	1,390,158
43,425	[2]	Apria Healthcare Group, Inc.	921,478
62,125		Beckman Coulter, Inc.	4,131,312
65,990	[2,3]	Cephalon, Inc.	4,330,924
63,720	[2]	Cerner Corp.	3,338,928
67,169	[2]	Charles River Laboratories International, Inc.	4,171,195
93,363	[2]	Community Health Systems, Inc.	2,996,952
62,219	[2]	Covance, Inc.	5,174,132
149,526		Dentsply International, Inc.	6,176,919
57,113	[2]	Edwards Lifesciences Corp.	2,642,618
132,100	[2]	Endo Pharmaceuticals Holdings, Inc.	3,453,094
51,400	[2]	Gen-Probe, Inc.	2,937,510
243,410	[2]	Health Management Association, Class A	1,311,980
109,004	[2]	Health Net, Inc.	5,067,596
87,288	[2]	Henry Schein, Inc.	5,074,051
58,825		Hillenbrand Industries, Inc.	3,042,429
122,190	[2,3]	Hologic, Inc.	7,864,148
37,200	[2]	Intuitive Surgical, Inc.	9,448,800
44,880	[2]	Invitrogen Corp.	3,844,870
30,690	[2]	Kindred Healthcare, Inc.	845,203
53,800	[2]	Kinetic Concepts, Inc.	2,678,164
58,450	[2]	LifePoint Hospitals, Inc.	1,578,150
77,354	[2]	Lincare Holdings, Inc.	2,584,397
54,400		Medicis Pharmaceutical Corp., Class A	1,104,864
311,052	[2]	Millennium Pharmaceuticals, Inc.	4,718,659
119,194	[3]	Omnicare, Inc.	2,638,955
111,232	[2]	PDL BioPharma, Inc.	1,660,694
35,362	[2]	Par Pharmaceutical Cos., Inc.	678,243
74,088		Perrigo Co.	2,284,874
100,000		Pharmaceutical Product Development, Inc.	4,336,000
52,900	[2]	Psychiatric Solutions, Inc.	1,595,993
73,800	[2,3]	ResMed, Inc.	3,437,604
106,857	[2]	Sepracor, Inc.	3,017,642
59,800		Steris Corp.	1,481,844
37,200	[2]	Techne Corp.	2,418,000
53,469		Universal Health Services, Inc., Class B	2,519,994
80,400	[2]	VCA Antech, Inc.	3,108,264
90,200	[2]	Valeant Pharmaceuticals International	1,021,064
30,169	[2]	Varian, Inc.	1,636,668
29,060	[2]	Ventana Medical Systems	2,587,793
129,287	[2]	Vertex Pharmaceuticals, Inc.	2,632,283
39,900	[2,3]	Wellcare Health Plans, Inc.	1,874,901
		TOTAL	131,036,183
		Industrials--15.8%
89,257	[2]	AGCO Corp.	5,375,056
102,168		AMETEK, Inc.	4,499,479
83,300	[2,3]	AirTran Holdings, Inc.	718,879
39,300	[2]	Alaska Air Group, Inc.	994,290
40,050		Alexander and Baldwin, Inc.	1,827,882
32,600	[2]	Alliant Techsystems, Inc.	3,450,710
98,130	[2]	Avis Budget Group, Inc.	1,310,035
89,081	[2]	BE Aerospace, Inc.	3,439,417
46,950		Brinks Co. (The)	2,846,578
58,488		Carlisle Cos., Inc.	1,947,650
72,116	[2]	ChoicePoint, Inc.	2,400,742
43,800		Con-way, Inc.	2,132,622
67,282	[2]	Copart, Inc.	2,750,488
35,900		Corporate Executive Board Co.	2,066,045
122,220	[2]	Corrections Corp. of America	3,243,719
47,794		Crane Co.	1,953,341
40,100		DRS Technologies, Inc.	2,152,167
49,070		Deluxe Corp.	1,193,382
67,576		Donaldson Co., Inc.	2,831,434
57,506		Dun & Bradstreet Corp.	5,289,402
122,712		Fastenal Co.	4,958,792
44,626		Federal Signal Corp.	517,215
55,638		Flowserve Corp.	4,568,993
48,725		GATX Corp.	1,832,060
63,562		Graco, Inc.	2,175,092
33,925		Granite Construction, Inc.	1,291,525
46,688	[3]	HNI Corp.	1,571,518
82,088		Harsco Corp.	4,672,449
55,424		Hubbell, Inc., Class B	2,642,616
88,076		Hunt (J.B.) Transportation Services, Inc.	2,739,164
77,940		IDEX Corp.	2,434,066
175,464	[2,3]	Jet Blue Airways Corp.	1,212,456
105,580		Joy Global, Inc.	6,656,819
165,090	[2,3]	KBR, Inc.	5,215,193
77,000	[2]	Kansas City Southern Industries, Inc.	2,762,760
20,375		Kelly Services, Inc., Class A	350,857
74,724		Kennametal, Inc.	2,288,796
44,300	[2]	Korn/Ferry International	712,787
42,200		Lincoln Electric Holdings	2,601,630
47,700		MSC Industrial Direct Co.	1,959,039
80,000		Manpower, Inc.	4,500,800
61,432		Miller Herman, Inc.	1,952,309
27,500		Mine Safety Appliances Co.	1,227,325
42,010	[2]	Navigant Consulting, Inc.	497,398
33,182		Nordson Corp.	1,655,118
70,800		OshKosh Truck Corp.	3,239,808
99,326		Pentair, Inc.	3,154,594
164,512	[2,3]	Quanta Services, Inc.	3,606,103
159,371		Republic Services, Inc.	4,781,130
45,287		Rollins, Inc.	805,656
86,000		Roper Industries, Inc.	4,809,120
51,844	[3]	SPX Corp.	5,215,506
86,138	[2]	Stericycle, Inc.	5,104,538
37,162		Teleflex, Inc.	2,197,017
49,986	[2]	Thomas & Betts Corp.	2,261,867
90,900		Timken Co.	2,747,907
77,525		Trinity Industries, Inc.	2,195,508
78,900	[2]	URS Corp.	3,463,710
71,169	[2]	United Rentals, Inc.	1,298,834
48,060		Wabtec Corp.	1,652,783
48,206		Werner Enterprises, Inc.	981,956
57,457	[2,3]	YRC Worldwide, Inc.	1,052,038
		TOTAL	163,988,170
		Information Technology--13.6%
375,641	[2,3]	3Com Corp.	1,551,397
33,900	[2]	ACI Worldwide, Inc.	505,110
115,943	[2]	ADC Telecommunications, Inc.	1,714,797
283,854	[2]	Activision, Inc.	7,343,303
65,457		Acxiom Corp.	694,499
59,950		Adtran, Inc.	1,247,559
17,400	[2]	Advent Software, Inc.	785,784
76,700	[2,3]	Alliance Data Systems Corp.	3,878,719
175,000		Amphenol Corp., Class A	6,989,500
118,019	[2]	Arrow Electronics, Inc.	4,038,610
449,904	[2]	Atmel Corp.	1,421,697
146,245	[2]	Avnet, Inc.	5,207,784
50,775	[2]	Avocent Corp.	842,865
135,360		Broadridge Financial Solutions	2,931,898
33,800	[2]	CSG Systems International, Inc.	431,288
266,177	[2]	Cadence Design Systems, Inc.	2,701,697
63,926	[2]	CommScope, Inc.	2,835,118
83,900	[2,3]	Cree, Inc.	2,479,245
155,188	[2]	Cypress Semiconductor Corp.	3,297,745
51,338	[2,3]	DST Systems, Inc.	3,670,667
65,444		Diebold, Inc.	1,693,691
40,290	[2]	Digital River, Inc.	1,510,875
37,906	[2]	Dycom Industries, Inc.	895,340
80,900	[2]	F5 Networks, Inc.	1,903,577
49,802		Fair Isaac & Co., Inc.	1,269,951
116,732	[2]	Fairchild Semiconductor International, Inc., Class A	1,429,967
141,000	[2]	Foundry Networks, Inc.	1,945,800
64,861	[2]	Gartner Group, Inc., Class A	963,186
76,800		Global Payments, Inc.	2,872,320
133,526		Harris Corp.	7,302,537
73,808		Henry Jack & Associates, Inc.	1,814,201
29,369		Imation Corp.	760,951
138,800	[2]	Ingram Micro, Inc., Class A	2,467,864
191,177	[2]	Integrated Device Technology, Inc.	1,424,269
68,631	[2]	International Rectifier Corp.	1,910,001
130,313		Intersil Holding Corp.	3,001,108
75,294	[2]	Kemet Corp.	392,282
131,658	[2]	Lam Research Corp.	5,054,351
94,295	[2]	MPS Group, Inc.	947,665
50,806	[2]	Macrovision Corp.	853,033
155,182	[2,3]	McAfee, Inc.	5,223,426
83,019	[2]	Mentor Graphics Corp.	684,907
85,810	[2]	Metavante Technologies, Inc.	1,900,692
79,800	[3]	Moneygram International, Inc.	426,132
173,520	[2]	NCR Corp.	3,727,210
53,600		National Instruments Corp.	1,439,696
72,450	[2]	NeuStar, Inc., Class A	2,152,490
104,700	[2,3]	Palm, Inc.	567,474
109,980	[2]	Parametric Technology Corp.	1,809,171
48,462		Plantronics, Inc.	925,624
90,631	[2]	Polycom, Inc.	2,288,433
278,751	[2]	RF Micro Devices, Inc.	900,366
39,200	[2]	SRA International, Inc.	1,075,256
65,050	[2]	Semtech Corp.	830,689
55,425	[2]	Silicon Laboratories, Inc.	1,731,477
88,375	[2]	Sybase, Inc.	2,493,943
138,639	[2]	Synopsys, Inc.	3,052,831
54,700	[2]	Tech Data Corp.	1,880,586
130,262	[2]	Triquint Semiconductor, Inc.	617,442
95,130	[2]	ValueClick, Inc.	2,076,688
176,209	[2]	Vishay Intertechnology, Inc.	1,848,432
214,500	[2]	Western Digital Corp.	5,673,525
77,400	[2]	Wind River Systems, Inc.	649,386
64,634	[2]	Zebra Technologies Corp., Class A	1,984,910
		TOTAL	140,943,037
		Materials--7.0%
78,544		Airgas, Inc.	3,645,227
78,762		Albemarle Corp.	2,855,910
46,910		CF Industries Holdings, Inc.	5,016,086
63,600		Cabot Corp.	1,890,828
48,820		Carpenter Technology Corp.	3,009,265
234,677		Chemtura Corp.	1,572,336
40,230		Cleveland Cliffs, Inc.	4,097,023
114,000		Commercial Metals Corp.	3,231,900
39,726		Cytec Industries, Inc.	2,248,889
72,462		FMC Corp.	3,852,080
39,319		Ferro Corp.	695,160
105,400		Louisiana-Pacific Corp.	1,609,458
68,300		Lubrizol Corp.	3,593,263
41,105	[3]	Martin Marietta Materials	5,044,406
20,000		Minerals Technologies, Inc.	1,088,000
74,794		Olin Corp.	1,532,529
87,451		Packaging Corp. of America	2,119,812
114,569		RPM, Inc.	2,479,273
63,600		Reliance Steel & Aluminum Co.	3,129,756
44,900		Scotts Co.	1,752,896
48,475		Sensient Technologies Corp.	1,287,496
94,823	[3]	Sonoco Products Co.	2,926,238
95,200		Steel Dynamics, Inc.	4,964,680
94,950		Temple-Inland, Inc.	1,780,313
90,690	[2]	Terra Industries, Inc.	4,087,398
94,276		Valspar Corp.	1,888,348
67,481	[3]	Worthington Industries, Inc.	1,106,014
		TOTAL	72,504,584
		Telecommunication Services--0.6%
229,490	[2]	Cincinnati Bell, Inc.	890,421
66,688		Telephone and Data System, Inc.	3,517,125
36,888		Telephone and Data System, Inc.	1,785,379
		TOTAL	6,192,925
		Utilities--7.9%
75,132		AGL Resources, Inc.	2,843,746
109,613		Alliant Energy Corp.	4,044,720
133,068	[3]	Aqua America, Inc.	2,652,045
353,400	[2]	Aquila, Inc.	1,240,434
38,769		Black Hills Corp.	1,501,911
113,313	[3]	DPL, Inc.	3,145,569
71,300		Energen Corp.	4,484,770
151,060		Energy East Corp.	3,814,265
118,900		Equitable Resources, Inc.	6,628,675
81,044		Great Plains Energy, Inc.	2,259,507
77,124		Hawaiian Electric Industries, Inc.	1,733,747
43,706		Idacorp, Inc.	1,426,564
174,514		MDU Resources Group, Inc.	4,523,403
101,676		NSTAR	3,297,353
79,563		National Fuel Gas Co.	3,429,961
151,545		Northeast Utilities Co.	4,200,827
88,057		OGE Energy Corp.	2,882,106
102,032		ONEOK, Inc.	4,795,504
78,043		PNM Resources, Inc.	1,507,791
111,057		Puget Energy, Inc.	2,904,141
111,645		SCANA Corp.	4,163,242
227,948		Sierra Pacific Resources	3,412,382
71,604		Vectren Corp.	1,965,530
45,500		WGL Holdings, Inc.	1,466,920
91,526		Westar Energy, Inc.	2,229,573
113,945	[4]	Wisconsin Energy Corp.	5,187,916
		TOTAL	81,742,602
		TOTAL COMMON STOCKS (IDENTIFIED COST $860,302,017)	1,028,234,463
		MUTUAL FUND—10.5%
108,555,245	[5,6,7]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	108,555,245
		TOTAL INVESTMENTS—109.7% (IDENTIFIED COST $968,857,262)[8]	1,136,789,708
		OTHER ASSETS AND LIABILITIES---NET—(9.7)%[9]	(100,115,710)
		TOTAL NET ASSETS---100%	$1,036,673,998

At January 31, 2008 the Fund had the following outstanding futures contracts:
	Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
	2S&P MidCap 400 Index Long Futures	24	$9,676,800	March 2008	$(35,442)
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs.  The underlying face amount, at value, of open index futures contracts is $9,676,800 at January 31, 2008, which represents 0.9% of total net assets.  Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.1%.

2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$99,608,775	$99,621,130
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated company.
6	7-Day net yield.
7	All or portion of this security is held as collateral for securities lending.
8
At January 31, 2008, the cost of investments for federal tax purposes was $968,857,262.  The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $167,932,446.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $270,833,078 and net unrealized depreciation from investments for those securities having an excess of cost over value of $102,900,632.

9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

     The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

 The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Federated Mini-Cap Index Fund

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS --98.6%[1]
		Consumer Discretionary--13.6%
1,679	[2]	1-800-FLOWERS.COM, Inc.	$13,113
3,200	[2]	99 Cents Only Stores	26,624
1,400	[2]	A.C. Moore Arts & Crafts, Inc.	16,772
2,100	[2]	AFC Enterprises, Inc.	19,467
3,086		Aaron Rents, Inc.	59,004
4,550	[2]	Aeropostale, Inc.	128,173
1,531	[2]	Aftermarket Technology Co.	38,903
1,100		Ambassadors Group, Inc.	20,339
800	[2]	Ambassadors International, Inc.	9,696
2,900		American Axle & Manufacturing Holdings, Inc.	63,075
3,700		American Greetings Corp., Class A	75,924
300	[2]	American Public Education, Inc.	11,823
1,700	[2]	Amerigon, Inc.	29,104
1,700		Ameristar Casinos, Inc.	37,366
1,900		Arbitron, Inc.	75,943
1,129		Arctic Cat, Inc.	10,443
4,900		ArvinMeritor, Inc.	66,542
1,500		Asbury Automotive Group, Inc.	21,270
1,198	[2]	Audiovox Corp., Class A	12,291
400	[2]	Avatar Holdings, Inc.	17,160
1,000	[2]	BJ's Restaurants, Inc.	17,260
3,600	[2]	Bally Technologies, Inc.	171,504
2,500	[2,3]	Beazer Homes USA, Inc.	21,800
5,700		Belo (A.H.) Corp., Series A	94,677
600	[2]	Benihana, Inc., Class A	6,522
1,800		Big 5 Sporting Goods Corp.	21,438
13,000	[2,3]	Blockbuster, Inc.	40,560
900	[2]	Blue Nile, Inc.	49,725
1,300	[2]	Bluegreen Corp.	11,076
1,600		Blyth Industries, Inc.	34,864
2,263		Bob Evans Farms, Inc.	67,302
900		Bon-Ton Stores, Inc.	6,975
1,300		Books-A-Million, Inc.	13,871
4,000		Borders Group, Inc.	45,040
1,846	[2]	Bright Horizons Family Solutions, Inc.	78,584
988		Brookfield Homes Corp.	16,747
3,037		Brown Shoe Co., Inc.	52,236
936		Buckle, Inc.	38,928
1,000	[2]	Buffalo Wild Wings, Inc.	25,170
1,100	[2]	Build-A-Bear Workshop, Inc.	14,993
2,000		Building Materials Holding Corp.	13,620
1,700		CBRL Group, Inc.	53,159
1,950	[2]	CEC Entertainment, Inc.	45,493
3,900		CKE Restaurants, Inc.	51,168
2,900	[2]	CKX, Inc.	29,000
300		CPI Corp.	6,090
2,994	[2]	CSK Auto Corp.	17,874
581		CSS Industries, Inc.	16,954
2,500	[2,3]	Cabela's, Inc., Class A	36,875
800	[2]	Cache, Inc.	8,792
2,000	[2]	California Pizza Kitchen, Inc.	26,860
4,500		Callaway Golf Co.	80,640
700	[2]	Capella Education Co.	44,156
1,200		Carmike Cinemas, Inc.	7,188
300	[2]	Carrols Restaurant Group, Inc.	2,382
4,000	[2]	Carter's, Inc.	73,640
2,900	[2]	Casual Male Retail Group, Inc.	14,094
2,037		Cato Corp., Class A	33,346
5,198	[2]	Champion Enterprises, Inc.	50,784
1,700	[2]	Charlotte Russe Holdings, Inc.	30,651
7,971	[2]	Charming Shoppes, Inc.	51,413
29,700	[2,3]	Charter Communications, Inc., Class A	34,749
500		Cherokee, Inc.	16,895
1,521	[2]	Children's Place Retail Stores, Inc.	28,199
2,200	[2]	Chipotle Mexican Grill, Inc., Class B	210,804
2,625		Christopher & Banks Corp.	33,521
585		Churchill Downs, Inc.	29,817
1,700		Cinemark Holdings, Inc.	24,310
13,960	[2]	Citadel Broadcasting Corp.	20,382
1,000	[2]	Citi Trends, Inc.	13,670
2,025	[2]	Coinstar, Inc.	62,269
4,500	[2]	Collective Brands, Inc.	79,290
900		Columbia Sportswear Co.	39,285
700	[2]	Conn's, Inc.	13,510
4,200		Cooper Tire & Rubber Co.	71,694
600	[2]	Core-Mark Holding Co., Inc.	15,486
5,900	[2]	Corinthian Colleges, Inc.	49,855
2,000	[2]	Cox Radio, Inc., Class A	23,880
1,671	[2]	Crown Media Holdings, Inc., Class A	9,675
2,518	[2]	Cumulus Media, Inc., Class A	16,140
1,000	[2]	DG Fastchannel, Inc.	21,170
1,100	[2]	DSW, Inc., Class A	20,306
4,100		DeVRY, Inc.	226,279
900	[2]	Deckers Outdoor Corp.	109,116
7,100	[2]	Denny's Corp.	24,069
700	[2]	Dolan Media Co.	15,862
2,750	[2]	Domino's Pizza, Inc.	37,427
1,148		Dover Downs Gaming & Entertainment, Inc.	10,906
3,168	[2]	Dress Barn, Inc.	38,618
1,200	[2]	Drew Industries, Inc.	32,508
1,700	[2]	Eddie Bauer Holdings, Inc.	10,914
2,500	[2]	Emmis Communications Corp., Class A	6,975
2,000		Entercom Communication Corp.	24,620
5,000	[2]	Entravision Communications Corp.	35,200
1,800		Ethan Allen Interiors, Inc.	55,710
4,900	[2]	Exide Corp.	40,523
100	[2]	F.A.O., Inc.	0
600	[2]	FGX International Holdings Ltd.	6,060
1,000		FTD Group, Inc.	12,730
2,800	[2]	Finish Line, Inc., Class A	6,272
400	[2]	Fisher Communications, Inc.	13,140
4,674	[2]	Fleetwood Enterprises, Inc.	21,874
3,000	[2]	Fossil, Inc.	101,940
2,703		Freds, Inc.	25,489
3,100		Furniture Brands International, Inc.	29,605
700	[2]	G-III Apparel Group Ltd.	9,359
1,500	[2]	GSI Commerce, Inc.	24,420
1,200	[2]	Gaiam, Inc.	29,244
800	[2]	Gander Mountain, CO	3,856
1,270		GateHouse Media, Inc.	12,484
2,778	[2]	Gaylord Entertainment Co.	81,090
17,700	[2]	Gemstar-TV Guide International, Inc.	76,287
1,654	[2]	Genesco, Inc.	55,177
1,180	[2]	Global Sources Ltd.	15,635
3,000		Gray Television, Inc.	22,740
1,900	[2]	Great Wolf Resorts, Inc.	15,713
1,545		Group 1 Automotive, Inc.	40,850
2,000	[2]	Gymboree Corp.	76,440
3,900	[2]	Harris Interactive, Inc.	12,363
1,348		Haverty Furniture Cos., Inc.	13,790
7,500	[2]	Hayes Lemmerz International, Inc.	26,400
500	[2]	Heelys, Inc.	3,000
2,100	[2]	Helen of Troy Ltd.	35,700
2,137	[2]	Hibbett Sports, Inc.	39,727
700		Hooker Furniture Corp.	15,358
3,066	[2]	Hot Topic, Inc.	17,016
2,500	[2,3]	Hovnanian Enterprises, Inc., Class A	24,725
1,195	[3]	IHOP Corp.	63,622
3,760	[2]	INVESTools, Inc.	51,362
3,600	[2]	Iconix Brand Group, Inc.	74,844
2,400		Interactive Data Corp.	69,480
1,123	[2]	Isle of Capri Casinos, Inc.	12,488
2,650	[2]	J. Crew Group, Inc.	121,158
1,943	[2]	JAKKS Pacific, Inc.	45,777
4,194	[2]	Jack in the Box, Inc.	122,591
2,100		Jackson Hewitt Tax Service, Inc.	46,473
3,500	[2]	Jamba, Inc.	10,710
1,740	[2]	Jo-Ann Stores, Inc.	22,046
1,277	[2,3]	Jos A. Bank Clothiers, Inc.	34,785
3,200		Journal Communications, Inc., Class A	26,400
1,800		K-Swiss, Inc., Class A	32,688
1,939		Kellwood Co.	38,741
669		Kenneth Cole Productions, Inc., Class A	11,580
1,600	[2]	Knology, Inc.	18,160
4,600	[2]	Krispy Kreme Doughnuts, Inc.	12,650
7,700	[2]	LKQ Corp.	137,753
3,500	[3]	La-Z Boy Chair Co.	26,670
1,600	[2]	Lakes Gaming, Inc.	10,528
863		Landry's Seafood Restaurants, Inc.	17,700
2,400	[2]	Leapfrog Enterprises, Inc.	15,624
5,210	[2]	Lear Corp.	152,966
3,100		Lee Enterprises, Inc.	37,014
800		Libbey, Inc.	12,384
2,250	[2]	Life Time Fitness, Inc.	99,765
800		Lifetime Brands, Inc.	9,504
1,900	[2]	Lin TV Corp., Class A	24,795
100	[2]	Lincoln Educational Services	1,254
1,100		Lithia Motors, Inc., Class A	16,819
5,000	[2]	Live Nation, Inc.	54,500
1,558	[2]	Lodgenet Entertainment	23,510
1,300	[2]	Lodgian, Inc.	11,362
900	[2]	Lululemon Athletica, Inc.	30,501
800		M/I Schottenstein Homes, Inc.	11,936
1,800	[2]	MTR Gaming Group, Inc.	11,592
3,000	[2]	Magna Entertainment Corp., Class A	2,640
1,300	[2]	Maidenform Brands, Inc.	16,120
1,517		Marcus Corp.	26,866
900		Marine Products Corp.	8,181
1,100	[2]	MarineMax, Inc.	17,017
1,796	[2]	Martha Stewart Living Omnimedia	12,285
3,400	[2]	Marvel Entertainment, Inc.	95,880
2,192		Matthews International Corp., Class A	107,123
800	[2]	McCormick & Schmick's Seafood Restaurants, Inc.	10,496
1,400		Media General, Inc., Class A	26,628
4,200	[2]	Mediacom Communications Corp.	20,832
3,700		Mens Wearhouse, Inc.	94,313
1,700	[2,3]	Meritage Corp.	27,285
1,189	[2]	Midas, Inc.	20,926
2,221		Modine Manufacturing Co.	34,292
2,079		Monaco Coach Corp.	21,143
700	[2]	Monarch Casino & Resort, Inc.	14,959
1,350		Monro Muffler Brake, Inc.	24,975
1,500	[2]	Morgans Hotel Group Co.	21,855
800	[2]	Morningstar, Inc.	52,840
400	[2]	Mortons Restaurant Group, Inc.	2,932
1,200		Movado Group, Inc.	29,064
1,900	[2]	Multimedia Games, Inc.	14,687
2,940		National CineMedia, Inc.	67,003
336		National Presto Industries, Inc.	18,833
3,200	[2,3]	NetFlix, Inc.	80,480
1,100	[2]	New York & Co.	6,116
2,700	[2]	NexCen Brands, Inc.	11,448
400	[2]	Nexstar Broadcasting Group, Inc., Class A	3,040
1,100		Noble International Ltd.	13,970
1,521		O'Charleys, Inc.	21,096
2,100	[2]	Orbitz Worldwide, Inc.	13,188
1,300	[2]	Overstock.com, Inc.	13,559
1,100		Oxford Industries, Inc.	25,047
1,810	[2]	P. F. Chang's China Bistro, Inc.	51,476
4,700	[2]	Pacific Sunwear of California	52,264
743	[2]	Palm Harbor Homes, Inc.	5,565
1,506	[2]	Papa Johns International, Inc.	38,087
900	[2]	Peet's Coffee & Tea, Inc.	19,746
2,756		Pep Boys-Manny Moe & Jack	30,123
750	[2]	Perry Ellis International, Inc.	13,163
1,700	[2]	PetMed Express, Inc.	20,995
6,000	[2]	Pier 1 Imports, Inc.	41,100
4,231	[2]	Pinnacle Entertainment, Inc.	77,216
1,840	[2]	Playboy Enterprises, Inc., Class B	15,603
2,400	[3]	Polaris Industries, Inc., Class A	104,256
631		Pre-Paid Legal Services, Inc.	35,052
2,100	[2]	Premier Exhibitions, Inc.	12,768
2,550	[2]	Priceline.com, Inc.	276,726
3,316	[2]	Primedia, Inc.	27,059
8,500	[2]	Quiksilver, Inc.	81,005
1,400	[2]	RC2 Corp.	26,292
2,100	[2]	RCN Corp.	24,465
5,500	[2]	Radio One, Inc.	8,800
2,000	[2]	Raser Technologies, Inc.	20,040
1,100	[2]	Red Robin Gourmet Burgers	38,368
3,000		Regis Corp. Minnesota	75,990
4,800	[2]	Rent-A-Center, Inc.	82,080
1,500	[2]	Retail Ventures, Inc.	9,990
600	[2]	Riviera Holdings Corp.	13,560
3,700		Ruby Tuesday, Inc.	28,453
1,070	[2]	Russ Berrie & Co., Inc.	15,440
1,300	[2]	Ruth's Chris Steak House, Inc.	10,764
633	[2]	Salem Communications Corp.	2,386
6,200	[2]	Sally Beauty Holdings, Inc.	50,592
776		Sauer-Danfoss, Inc.	16,754
2,100	[2]	Scholastic Corp.	71,967
3,000		Sealy Corp.	27,960
3,200	[2]	Select Comfort Corp.	25,152
600	[2]	Shoe Carnival, Inc.	8,868
2,650	[2]	Shuffle Master, Inc.	25,281
900	[2]	Shutterfly, Inc.	17,505
3,331		Sinclair Broadcast Group, Inc.	29,979
4,700	[2]	Six Flags, Inc.	9,165
1,336	[2]	Skechers USA, Inc., Class A	26,747
425		Skyline Corp.	12,380
2,000	[2]	Smith & Wesson Holding Corp.	9,500
2,000		Sonic Automotive, Inc.	40,100
4,190	[2]	Sonic Corp.	92,934
4,541		Sothebys Holdings, Inc., Class A	141,089
3,300	[2]	Source Information Management Co.	7,128
3,324	[2]	Spanish Broadcasting System, Inc.	6,016
1,950		Spartan Motors, Inc.	17,491
1,036		Speedway Motorsports, Inc.	31,443
2,925		Stage Stores, Inc.	35,012
1,408	[2]	Stamps.com, Inc.	14,868
800		Standard Motor Products, Inc.	6,608
4,100	[2,3]	Standard Pacific Corp.	15,621
1,861	[2]	Stein Mart, Inc.	11,892
1,000	[2]	Steiner Leisure Ltd.	37,190
600	[2]	Steinway Musical Instruments	15,162
1,505	[2]	Steven Madden Ltd.	25,690
6,460		Stewart Enterprises, Inc., Class A	45,995
600	[2]	Stoneridge, Inc.	5,364
1,000		Strayer Education, Inc.	172,580
1,300	[2]	Sturm Ruger & Co., Inc.	11,661
5,600	[2]	Sun-Times Media Group, Inc.	8,120
1,491		Superior Industries International, Inc.	27,166
4,600	[2,3]	Syntax-Brillian Corp.	10,856
600	[2]	Systemax, Inc.	8,292
1,600		Talbots, Inc.	15,472
687		Tarragon Corp.	1,017
5,100		Tempur-Pedic International, Inc.	101,082
3,300	[2]	Tenneco Automotive, Inc.	87,351
3,500	[2]	Texas Roadhouse, Inc.	42,245
2,163		The Nautilus Group, Inc.	10,058
1,969	[2]	The Steak 'n Shake Co.	17,209
6,631	[2]	TiVo, Inc.	58,154
3,200	[2]	Timberland Co., Class A	52,512
900	[2]	Town Sports International Holdings, Inc.	7,830
4,242		Triarc Cos., Inc., Class B	39,451
1,000	[2,3]	True Religion Apparel, Inc.	18,650
2,200	[2]	Trump Entertainment Resorts, Inc.	9,746
2,008	[2]	Tuesday Morning Corp.	12,128
4,196		Tupperware Brands Corp.	155,252
1,726	[2]	Tween Brands, Inc.	55,284
700	[2]	Ulta Salon Cosmetics & Fragrance, Inc.	10,668
1,700	[2]	Under Armour, Inc., Class A	68,425
900		Unifirst Corp.	36,756
1,008	[2]	Universal Electronics, Inc.	24,000
1,600	[2]	Universal Technical Institute, Inc.	23,808
2,143	[2]	Vail Resorts, Inc.	101,450
3,300	[2]	Valassis Communications, Inc.	31,548
74		Value Line, Inc.	2,896
2,067	[2]	Valuevision International, Inc., Class A	12,981
9,400	[2]	Visteon Corp.	37,600
900	[2]	Volcom, Inc.	18,162
2,000	[2,3]	WCI Communities, Inc.	12,100
2,734	[2]	WMS Industries, Inc.	102,252
3,200	[2]	Warnaco Group, Inc.	114,848
1,200	[2]	West Marine, Inc.	10,248
4,400	[2]	Westwood One, Inc.	6,952
5,600	[2]	Wet Seal, Inc., Class A	17,080
400		Weyco Group, Inc.	12,000
2,024		Winnebago Industries, Inc.	42,625
3,890		Wolverine World Wide, Inc.	98,456
1,497		World Wrestling Entertainment, Inc.	22,425
3,000	[2]	Zale Corp.	49,200
1,100	[2]	Zumiez, Inc.	21,153
1,500		bebe stores, Inc.	17,280
400	[2]	hhgregg, Inc.	4,884
900	[2]	iRobot Corp.	18,153
		TOTAL	11,127,803
		Consumer Staples--3.1%
300		Alico, Inc.	12,825
6,900	[2]	Alliance One International, Inc.	26,013
300	[2]	American Dairy, Inc.	3,219
3,500	[2]	American Oriental Bioengineering, Inc.	34,195
100		Arden Group, Inc., Class A	13,949
100	[2]	Aurora Foods, Inc.	0
800		Cal-Maine Foods, Inc.	23,064
3,454		Casey's General Stores, Inc.	89,804
2,375	[2]	Central European Distribution Corp.	124,854
4,980	[2]	Central Garden & Pet Co., Class A	24,751
1,200	[2]	Chattem, Inc.	92,064
2,800	[2]	Chiquita Brands International	52,304
342		Coca-Cola Bottling Co.	20,541
5,500	[2]	Darling International, Inc.	63,800
1,800	[2]	Elizabeth Arden, Inc.	36,090
510		Farmer Brothers Co.	12,010
5,211		Flowers Foods, Inc.	125,064
2,100	[2]	Fresh Del Monte Produce, Inc.	67,284
1,735	[2]	Great Atlantic & Pacific Tea Co., Inc.	51,824
1,200	[2]	Green Mountain Coffee, Inc.	46,224
2,666	[2]	Hain Celestial Group, Inc.	71,982
800		Imperial Sugar Co.	17,584
990		Ingles Markets, Inc., Class A	23,057
500		Inter Parfums, Inc.	8,505
1,000		J&J Snack Foods Corp.	25,010
1,800	[2]	Jones Soda Co.	10,998
1,600		Lancaster Colony Corp.	55,776
2,195		Lance, Inc.	40,234
2,253		Longs Drug Stores Corp.	103,661
700		MGP Ingredients, Inc.	6,643
1,200		Mannatech, Inc.	7,344
300	[2,3]	Maui Land & Pineapple Co., Inc.	8,250
900		Nash Finch Co.	32,112
720	[2]	National Beverage Corp.	5,112
3,707		Nu Skin Enterprises, Inc., Class A	60,906
2,400	[2]	Performance Food Group Co.	75,912
2,800		Pilgrim's Pride Corp.	68,404
2,200	[2]	Prestige Brands Holdings, Inc.	16,434
800		Pricesmart, Inc.	22,768
1,767	[2]	Ralcorp Holdings, Inc.	96,142
1,500		Reddy Ice Group, Inc.	33,645
15,337	[2]	Revlon, Inc., Class A	16,411
2,764		Ruddick Corp.	94,197
1,200		Sanderson Farms, Inc.	40,332
23		Seaboard Corp.	29,561
1,500		Spartan Stores, Inc.	26,370
2,800	[2]	Spectrum Brands, Inc.	13,132
200	[2]	Synutra International, Inc.	5,304
1,100		The Anderson's, Inc.	50,105
600	[2]	The Boston Beer Co., Inc., Class A	21,324
1,600	[2]	The Pantry, Inc.	46,496
2,520		Tootsie Roll Industries, Inc.	62,950
2,100	[2]	TreeHouse Foods, Inc.	43,827
600	[2]	USANA, Inc.	26,010
2,972	[2]	United Natural Foods, Inc.	71,269
1,888		Universal Corp.	94,041
2,189		Vector Group Ltd.	40,496
200		Village Super Market, Inc., Class A	10,198
1,249		WD 40 Co.	42,166
900		Weis Markets, Inc.	33,651
2,200	[2]	Winn-Dixie Stores, Inc.	38,984
		TOTAL	2,517,182
		Energy--6.6%
800		APCO Argentina, Inc.	18,488
1,700	[2]	ATP Oil & Gas Corp.	63,988
1,900	[2]	Allis-Chalmers Corp.	20,900
900		Alon USA Energy, Inc.	16,380
4,500	[2]	Alpha Natural Resources, Inc.	150,570
400	[2]	Approach Resources, Inc.	6,128
2,100	[2]	Arena Resources, Inc.	74,697
700		Arlington Tankers Ltd.	14,854
1,618		Atlas America, Inc.	82,858
1,884	[2]	Atwood Oceanics, Inc.	156,542
2,040	[2,3]	Aventine Renewable Energy Holdings, Inc.	19,502
3,700	[2]	BPZ Energy, Inc.	47,434
2,700	[2]	Basic Energy Services, Inc.	48,303
2,694		Berry Petroleum Co., Class A	100,944
2,100	[2]	Bill Barrett Corp.	87,717
1,100	[2]	Bois d'Arc Energy, Inc.	21,065
3,300	[2]	Brigham Exploration Co.	22,902
1,409	[2]	Bristow Group, Inc.	70,943
2,047	[2]	Bronco Drilling Co., Inc.	32,056
1,200	[2]	CVR Energy, Inc.	31,800
2,650	[2]	Cal Dive International, Inc.	25,122
1,500	[2]	Callon Petroleum Corp.	23,115
1,402		Carbo Ceramics, Inc.	48,159
1,700	[2]	Carrizo Oil & Gas, Inc.	82,756
400	[2]	Clayton Williams Energy, Inc.	14,440
700	[2]	Clean Energy Fuels Corp.	10,563
2,800	[2]	Complete Production Services, Inc.	44,520
3,046	[2]	Comstock Resources, Inc.	96,558
1,400	[2]	Concho Resources, Inc.	28,420
900	[2]	Contango Oil & Gas Co.	54,000
2,500		Crosstex Energy, Inc.	81,850
500	[2]	Dawson Geophysical Co.	28,640
700		Delek US Holdings, Inc.	11,501
4,500	[2,3]	Delta Petroleum Corp.	90,225
1,200		Double Hull Tankers, Inc.	13,452
1,762	[2]	Dril-Quip, Inc.	85,527
1,400	[2]	ENGlobal Corp.	13,496
4,100	[2]	EXCO Resources, Inc.	61,459
1,900	[2]	Edge Petroleum Corp.	12,559
3,600	[2]	Encore Acquisition Co.	117,360
1,900	[2]	Energy Infrastructure Acquisition Corp.	18,905
1,950	[2]	Energy Partners Ltd.	23,653
5,700	[2,3]	Evergreen Energy, Inc.	13,110
4,144	[2]	Exterran Holdings, Inc.	270,355
3,000	[2]	FX Energy, Inc.	17,160
800	[2]	GMX Resources, Inc.	21,568
1,900		General Maritime Corp.	47,196
2,800	[2]	GeoGlobal Resources, Inc.	10,248
600	[2]	Geokinetics, Inc.	10,230
600	[2]	Geomet, Inc.	3,084
2,400		Golar LNG Ltd.	49,560
1,200	[2]	Goodrich Petroleum Corp.	23,892
12,598	[2]	Grey Wolf, Inc.	75,084
839		Gulf Island Fabrication, Inc.	20,992
1,600	[2]	Gulfmark Offshore, Inc.	66,912
1,600	[2]	Gulfport Energy Corp.	24,240
2,700	[2]	Harvest Natural Resources, Inc.	32,724
5,650	[2]	Hercules Offshore, Inc.	130,232
1,540	[2]	Hornbeck Offshore Services, Inc.	59,567
5,364	[2]	Input/Output, Inc.	66,514
8,400	[2]	International Coal Group, Inc.	52,164
500		Kayne Anderson Energy Development Co.	11,705
1,000		Knightbridge Tankers Ltd.	26,250
1,000		Lufkin Industries, Inc.	52,870
6,000	[2]	Mariner Energy, Inc.	150,360
400		MarkWest Hydrocarbon, Inc.	25,028
1,800	[2]	Matrix Services Co.	32,436
2,900	[2,3]	McMoRan Exploration Co.	45,646
6,786	[2]	Meridian Resource Corp.	11,333
1,300	[2]	NATCO Group, Inc., Class A	59,514
1,406		NGP Capital Resources Co.	22,651
6,583	[2]	Newpark Resources, Inc.	32,059
2,000		Nordic American Tanker Shipping Ltd.	62,440
2,500	[2]	Nova Biosource Fuels, Inc.	5,475
300	[2]	OYO Geospace Corp.	15,852
3,400	[2]	Oil States International, Inc.	119,204
9,200	[2]	Oilsands Quest, Inc.	29,440
1,100	[2]	PHI, Inc.	34,133
2,400	[2,3]	Pacific Ethanol, Inc.	14,568
2,800	[2]	Parallel Petroleum Corp.	38,864
7,637	[2]	Parker Drilling Co.	53,077
2,744		Penn Virginia Corp.	116,922
3,100	[2]	PetroQuest Energy, Inc.	40,052
11,595	[2]	Petrohawk Energy Corp.	182,621
1,000	[2]	Petroleum Development Corp.	57,500
3,400	[2]	Pioneer Drilling Co.	35,394
2,566		RPC, Inc.	27,661
12,600	[2]	Rentech, Inc.	16,884
400	[2]	Rex Energy Corp.	4,636
3,400	[2]	Rosetta Resources, Inc.	59,602
2,200		Ship Finance International Ltd.	57,464
1,931	[2]	Stone Energy Corp.	79,171
3,700	[2]	SulphCo, Inc.	11,248
600	[2]	Superior Offshore International, Inc.	2,130
900	[2]	Superior Well Services, Inc.	17,541
2,023	[2]	Swift Energy Co.	87,292
400	[2]	T-3 Energy Services, Inc.	17,996
2,300	[2]	TXCO Resources, Inc.	29,095
1,300	[2]	Toreador Resources Corp.	13,104
800	[2]	Trico Marine Services, Inc.	25,672
700	[2]	US BioEnergy Corp.	5,810
7,283	[2]	USEC, Inc.	58,774
800	[2]	Union Drilling, Inc.	12,304
3,800	[2]	Uranium Resources, Inc.	30,818
4,600	[2]	VAALCO Energy, Inc.	20,700
800	[2]	Venoco, Inc.	12,232
2,680	[2,3]	VeraSun Energy Corp.	28,006
2,325	[2]	Verenium Corp.	9,532
2,100	[2]	W-H Energy Services, Inc.	102,165
3,900	[2]	Warren Resources, Inc.	49,608
2,890	[2]	Whiting Petroleum Corp.	155,309
2,500	[2]	Willbros. Group, Inc.	83,300
2,000		World Fuel Services Corp.	52,920
		TOTAL	5,415,551
		Financials--20.3%
943		1st Source Corp.	18,388
800		ASTA Funding, Inc.	16,696
400		Abington Bancorp, Inc.	3,780
2,400		Acadia Realty Trust	60,120
4,800		Advance America Cash Advance, Inc.	42,960
2,550		Advanta Corp., Class B	25,474
700		Agree Realty Corp.	20,664
1,196		Alabama National Bancorp	93,587
3,000	[2]	Aldabra 2 Acquisition Corp.	28,890
4,100		Alesco Financial, Inc.	14,801
119	[2]	Alexander's, Inc.	41,662
2,140		Alexandria Real Estate Equities, Inc.	210,212
2,362		Alfa Corp.	51,704
3,200	[2]	Alternative Asset Management Acquisition Corp.	29,216
2,000		AmTrust Financial Services, Inc.	31,400
1,680		Amcore Financial, Inc.	37,246
1,800		American Campus Communities, Inc.	51,930
4,000		American Equity Investment Life Holding Co.	33,080
9,300		American Financial Realty Trust	76,539
650		American Physicians Capital, Inc.	26,858
1,260		AmericanWest Bancorp.	15,347
980		Ameris Bancorp	15,464
1,300	[2]	Amerisafe, Inc.	17,875
1,000	[2]	Ampal-American Israel Corp., Class A	7,390
1,505		Anchor Bancorp Wisconsin, Inc.	37,625
4,400		Anthracite Capital, Inc.	33,044
4,600		Anworth Mortgage Asset Corp.	40,802
8,135		Apollo Investment Corp.	123,489
1,100		Arbor Realty Trust, Inc.	19,547
4,795		Ares Capital Corp.	67,034
1,920	[2]	Argo Group International Holdings Ltd.	78,413
7,540		Ashford Hospitality Trust	47,125
6,000		Aspen Insurance Holdings Ltd.	169,320
900	[2]	Asset Acceptance Capital Corp.	8,685
1,300		Associated Estates Realty Corp.	12,805
5,300		Assured Guaranty Ltd.	125,398
200		BRT Realty Trust	3,154
673		Baldwin & Lyons, Inc., Class B	17,949
478		BancFirst Corp.	21,524
1,600		Banco Latinoamericano de Exportaciones S.A., Class E	24,688
730	[2]	Bancorp, Inc., DE	10,607
3,735		Bank Mutual Corp.	45,903
900		Bank of the Ozarks, Inc.	21,888
2,800		BankAtlantic Bancorp, Inc., Class A	15,820
1,700		BankFinancial Corp.	27,421
2,200		BankUnited Financial Corp., Class A	13,046
900		Banner Corp.	23,247
2,100	[2]	Beneficial Mutual Bancorp, Inc.	20,790
600		Berkshire Hills Bancorp, Inc.	14,262
4,490		BioMed Realty Trust, Inc.	103,629
500		Blackrock Kelso Capital Corp.	7,460
2,500		Boston Private Financial Holdings	57,075
4,350		Brookline Bancorp, Inc.	45,457
1,500		CBRE Realty Finance, Inc.	8,535
1,172	[2]	CNA Surety Corp.	20,897
4,814		CVB Financial Corp.	53,676
1,600		Calamos Asset Management, Inc.	34,912
921	[3]	Capital City Bank Group, Inc.	26,902
700		Capital Corp. of the West	13,909
3,100		Capital Lease Funding, Inc.	25,141
200		Capital Southwest Corp.	23,470
800		Capital Trust, Inc.	22,952
1,000		Capitol Bancorp Ltd.	20,820
1,656		Cascade Bancorp	21,362
2,157		Cash America International, Inc.	70,124
200		CastlePoint Holdings Ltd.	2,588
3,458		Cathay Bancorp, Inc.	89,666
3,000		Cedar Shopping Centers, Inc.	33,390
4,000	[2]	Centennial Bank Holdings, Inc.	26,040
900		Center Financial Corp.	10,422
3,460		Centerline Holding Co.	19,687
2,091		Central Pacific Financial Corp.	39,729
1,676		Chemical Financial Corp.	46,392
2,100		Chimera Investment Corp.	40,215
5,149		Citizens Banking Corp.	72,807
2,100	[2]	Citizens, Inc., Class A	12,684
882		City Bank Lynwood, WA	19,316
1,300		City Holding Co.	49,946
400	[2]	Clayton Holdings, Inc.	1,788
600		Clifton Savings Bancorp, Inc.	6,060
1,125		CoBiz, Inc.	16,087
1,100		Cohen & Steers, Inc.	31,339
1,221		Columbia Banking Systems, Inc.	31,392
3,400		Commerce Group, Inc.	122,910
700	[2]	Community Bancorp	11,690
2,100		Community Bank System, Inc.	45,822
1,134		Community Trust Bancorp, Inc.	32,784
1,700		Compass Diversified Trust	24,582
1,467	[2,3]	CompuCredit Corp.	21,565
400		Consolidated Tomoka Co.	20,760
2,700		Corporate Office Properties Trust	86,481
2,624		Corus Bankshares, Inc.	33,377
2,800		Cousins Properties, Inc.	74,480
800	[2]	Cowen Group, Inc.	7,992
1,862	[2]	Crawford & Co., Class B	9,310
393	[2]	Credit Acceptance Corp.	6,681
1,500		Crystal River Capital, Inc.	21,030
11,520		DCT Industrial Trust, Inc.	109,094
600	[2]	Darwin Professional Underwriters, Inc.	13,308
3,500		Deerfield Capital Corp.	27,965
2,962		Delphi Financial Group, Inc., Class A	92,948
6,430		DiamondRock Hospitality Co.	84,554
3,860		Digital Realty Trust, Inc.	137,918
1,957		Dime Community Bancorp, Inc.	29,414
1,200	[2]	Dollar Financial Corp.	30,216
710		Donegal Group, Inc., Class A	12,276
1,400		Downey Financial Corp.	48,300
2,300		DuPont Fabros Technology, Inc.	39,629
400		EMC Insurance Group, Inc.	9,456
1,587		EastGroup Properties, Inc.	65,686
2,200		Education Realty Trust, Inc.	25,916
3,580		Employers Holdings, Inc.	62,507
1,400	[2]	Encore Capital Group, Inc.	10,948
500	[2]	Enstar Group Ltd.	51,925
500		Enterprise Financial Services Corp.	10,765
1,932		Entertainment Properties Trust	95,634
800		Epoch Holding Corp.	9,200
1,451		Equity Lifestyle Properties, Inc.	63,365
2,468		Equity One, Inc.	58,269
500		Evercore Partners, Inc., Class A	9,100
4,400		Extra Space Storage, Inc.	66,616
2,500	[2]	Ezcorp, Inc., Class A	33,000
1,028		FBL Financial Group, Inc., Class A	33,873
1,800	[2]	FBR Capital Markets Corp.	14,778
4,000		FNB Corp. (PA)	62,280
700	[2]	FPIC Insurance Group, Inc.	29,477
580	[2]	FX Real Estate & Entertainment, Inc.	3,654
650	[2]	Fcstone Group, Inc.	28,828
800		Federal Agricultural Mortgage Association, Class C	22,016
4,192		FelCor Lodging Trust, Inc.	56,634
1,843		Financial Federal Corp.	44,306
1,000	[2]	First Acceptance Corp.	4,040
6,100		First BanCorp	58,316
850		First Bancorp, Inc.	15,377
1,646		First Busey Corp.	35,685
1,700	[2]	First Cash Financial Services, Inc.	17,017
2,386		First Charter Corp.	65,400
5,025		First Commonwealth Financial Corp.	58,290
1,741		First Community Bancorp	61,858
768		First Community Bancshares, Inc.	26,550
2,341		First Financial Bancorp	27,249
1,344		First Financial Bankshares, Inc.	50,077
1,088		First Financial Corp.	32,401
972		First Financial Holdings, Inc.	23,658
3,100		First Industrial Realty Trust	107,973
1,315		First Merchants Corp.	35,505
1,000	[2]	First Mercury Financial Corp.	19,110
3,400		First Midwest Bancorp, Inc.	106,080
6,843		First Niagara Financial Group, Inc.	87,043
1,000		First Place Financial Corp.	15,710
1,700		First Potomac Realty Trust	29,563
600	[2]	First Regional Bancorp	12,162
450		First South Bancorp, Inc.	9,639
1,400		First State Bancorporation	17,584
938	[2,3]	FirstFed Financial Corp.	39,349
5,500		FirstMerit Corp.	123,035
3,150	[2]	Flagstar Bancorp, Inc.	25,988
700		Flagstone Reinsurance Holdings Ltd.	9,576
1,525		Flushing Financial Corp.	24,385
2,200	[2]	Franklin Bank Corp.	12,936
3,900		Franklin Street Properties Corp.	55,965
4,500	[2,3]	Fremont General Corp.	14,850
9,500	[2]	Friedman, Billings, Ramsey Group, Inc., Class A	30,685
2,716		Frontier Financial Corp.	55,298
422		GAMCO Investors, Inc., Class A	25,029
1,100	[2]	GFI Group, Inc.	97,031
2,740		GMH Communities Trust	14,467
1,200		Getty Realty Holding Corp.	31,560
3,496		Glacier Bancorp, Inc.	65,061
1,000		Gladstone Capital Corp.	16,550
2,565		Glimcher Realty Trust	34,012
1,600		Gramercy Capital Corp.	37,040
700		Great Southern Bancorp, Inc.	14,091
600		Greene Bancshares, Inc.	12,570
1,200	[3]	Greenhill & Co., Inc.	81,036
900	[2]	Greenlight Capital Reinsurance Ltd.	18,189
2,000		Grubb & Ellis Co.	8,720
1,100	[2]	HFF, Inc.	7,524
100	[2]	Hallmark Financial Services, Inc.	1,301
1,806		Hancock Holding Co.	74,949
2,980		Hanmi Financial Corp.	25,628
1,054		Harleysville Group, Inc.	37,575
2,199		Harleysville National Corp.	33,315
3,400		Healthcare Realty Trust, Inc.	87,822
850		Heartland Financial USA, Inc.	16,354
3,900	[2]	Heckmann Corp.	28,782
2,500		Hercules Technology Growth Capital, Inc.	29,125
800		Heritage Commerce Corp.	15,144
2,900		Hersha Hospitality Trust	26,071
4,000	[2]	Hicks Acquisition Co. I, Inc.	36,800
3,900		Highwoods Properties, Inc.	116,727
2,496		Hilb Rogal & Hamilton Co.	90,305
3,184	[2]	Hilltop Holdings, Inc.	35,311
600		Home Bancshares, Inc.	12,936
2,315		Home Properties of New York, Inc.	111,097
2,993		Horace Mann Educators Corp.	54,981
875		Horizon Financial Corp.	13,773
5,900	[3]	IMPAC Mortgage Holdings, Inc.	8,673
4,100		IPC Holdings Ltd.	105,493
899		Iberiabank Corp.	46,218
400		Imperial Capital Bancorp, Inc.	8,104
32		Imperial Credit Industries, Inc., Warrants	0
340		Independence Holdings Co.	4,131
1,100		Independent Bank Corp.- Massachusetts	31,944
1,506		Independent Bank Corp.- Michigan	20,964
1,000		Infinity Property & Casualty	39,870
1,800	[2]	Information Services Group, Inc.	10,404
4,200		Inland Real Estate Corp.	56,196
1,462		Integra Bank Corp.	21,711
2,700	[2]	Interactive Brokers Group, Inc., Class A	93,987
3,510		International Bancshares Corp.	72,797
3,700	[2]	Investors Bancorp, Inc.	56,425
3,500		Investors Real Estate Trust	34,300
1,307		Irwin Financial Corp.	15,017
1,500		Jer Investors Trust, Inc.	15,375
1,900	[2]	KBW, Inc.	56,449
2,000		KNBT Bancorp, Inc.	36,600
255		Kansas City Life Insurance Co.	11,993
1,500		Kearny Financial Corp.	17,775
1,730		Kite Realty Group Trust	22,767
6,600	[2]	Knight Capital Group, Inc., Class A	110,550
1,000		Kohlberg Capital Corp.	12,380
1,500		LTC Properties, Inc.	39,075
2,720		LaSalle Hotel Properties	74,555
3,800	[2]	Labranche & Co. Inc.	21,698
5,500	[2,3]	Ladenburg Thalmann Financial Services, Inc.	10,890
1,355		Lakeland Bancorp, Inc.	17,141
900		Lakeland Financial Corp.	19,935
1,039		LandAmerica Financial Group, Inc.	54,194
4,510		Lexington Realty Trust	67,425
3,000		Luminent Mortgage Capital, Inc.	2,520
2,400		MB Financial, Inc.	74,640
4,200		MCG Capital Corp.	55,356
7,900		MFA Mortgage Investments, Inc.	80,580
1,900		MVC Capital, Inc.	29,108
1,139		Macatawa Bank Corp.	12,187
2,600		Maguire Properties, Inc.	71,708
1,165		MainSource Financial Group, Inc.	18,023
3,000	[2]	Marathon Acquisition Corp.	24,000
2,200	[2]	MarketAxess Holdings, Inc.	20,790
4,100		Max Capital Group Ltd.	116,399
1,900		Meadowbrook Insurance Group, Inc.	17,480
3,600		Medical PPTYS Trust, Inc.	45,504
3,610	[2]	Meruelo Maddux Properties, Inc.	18,953
1,681		Mid-American Apartment Communities, Inc.	77,007
688		Midland Co.	44,046
1,200		Midwest Banc Holdings, Inc.	13,764
1,000		Mission West Properties, Inc.	9,500
7,000		Montpelier Re Holdings Ltd.	119,980
200		NASB Financial, Inc.	5,840
2,423		NBT Bancorp, Inc.	54,711
2,500	[2]	NRDC Acquisition Corp.	22,875
1,300	[2]	NTR Acquisition Co.	12,519
1,600		Nara Bancorp, Inc.	19,456
2,600		National Financial Partners Corp.	93,860
1,721		National Health Investors, Inc.	50,873
500		National Interstate Corp.	14,195
3,390		National Penn Bancshares, Inc.	58,681
4,886		National Retail Properties, Inc.	111,010
191		National Western Life Insurance Co., Class A	35,868
6,101		Nationwide Health Properties, Inc.	192,548
900	[2]	Navigators Group, Inc.	51,957
1,000		Nelnet, Inc., Class A	13,290
7,700		Newalliance Bancshares, Inc.	94,710
2,800		Newcastle Investment Corp.	35,000
800	[2]	Newstar Financial, Inc.	6,960
1,000	[2]	Northfield Bancorp, Inc.	10,510
4,200		Northstar Realty Finance Corp.	40,782
1,300		Northwest Bancorp, Inc.	37,765
400		Nymagic, Inc.	9,380
2,505	[2]	Ocwen Financial Corp.	15,631
1,900		Odyssey Re Holdings Corp.	72,162
4,510		Old National Bancorp	75,768
819		Old Second Bancorp, Inc.	22,932
839		Omega Financial Corp.	25,564
4,800		Omega Healthcare Investors	79,200
3,000		optionsXpress Holdings, Inc.	81,360
1,391		Oriental Financial Group	22,214
500	[2]	Oritani Financial Corp.	5,770
1,576	[2]	PFF Bancorp, Inc.	19,716
966	[2]	PICO Holdings, Inc.	31,984
2,219	[2]	PMA Capital Corp.	17,841
1,129		PS Business Parks, Inc.	56,732
3,189		Pacific Capital Bancorp	68,564
865		Park National Corp.	62,280
1,040		Parkway Properties, Inc.	37,357
1,800		Patriot Capital Funding, Inc.	20,556
1,600		Pennantpark Investment Corp.	18,032
2,196		Pennsylvania Real Estate Investment Trust	58,523
900	[2]	Penson Worldwide, Inc.	8,721
745		Peoples Bancorp, Inc.	17,597
7,700		Phoenix Cos., Inc.	83,391
1,400	[2]	Pinnacle Financial Partners, Inc.	31,290
1,144	[2]	Piper Jaffray Cos., Inc.	54,203
4,100		Platinum Underwriters Holdings Ltd.	138,375
1,000	[2,3]	Portfolio Recovery Associates, Inc.	36,360
3,000		Post Properties, Inc.	126,810
2,707		Potlatch Corp.	116,212
650		Preferred Bank Los Angeles, CA	14,320
1,553		Presidential Life Corp.	28,482
2,800	[2,3]	Primus Guaranty Ltd.	14,140
1,300		PrivateBancorp, Inc.	47,840
2,280	[2]	ProAssurance Corp.	131,556
1,400		Prospect Energy Corp.	20,272
2,400		Prosperity Bancshares, Inc.	69,000
2,167		Provident Bankshares Corp.	44,922
4,230		Provident Financial Services, Inc.	58,163
2,872		Provident New York Bancorp	39,634
200		Pzena Investment Management, Inc., Class A	2,750
200		QC Holdings, Inc.	2,102
800		Quadra Realty Trust, Inc.	8,640
4,330		RAIT Investment Trust	40,096
700	[2]	RAM Holdings Ltd.	1,232
1,410		RLI Corp.	79,524
1,500		Ramco-Gershenson Properties	33,450
6,900		Realty Income Corp.	168,222
1,600	[3]	Redwood Trust, Inc.	66,416
1,300		Renasant Corp.	27,261
651		Republic Bancorp, Inc.	11,946
900		Resource America, Inc., Class A	11,412
1,300		Resource Capital Corp.	12,610
600		Rockville Financial, Inc.	6,804
400		Roma Financial Corp.	6,288
375		Royal Bancshares of Pennsylvania	5,468
1,671		S & T Bancorp, Inc.	51,985
850		S.Y. Bancorp, Inc.	22,066
621		SCBT Financial Corp.	18,580
2,300	[2]	SVB Financial Group	111,320
1,763		SWS Group, Inc.	27,062
1,100		Safety Insurance Group, Inc.	42,922
1,000		Sanders Morris Harris Group, Inc.	9,570
1,119		Sandy Spring Bancorp, Inc.	33,514
313		Santander BanCorp	3,202
829		Saul Centers, Inc.	42,470
3,400	[2]	Scottish Re Group Ltd.	3,910
1,700	[2]	Seabright Insurance Holdings, Inc.	24,973
1,020		Seacoast Banking Corp. of Florida	12,709
1,100		Security Bank Corp.	8,217
1,300		Security Capital Assurance Ltd.	4,134
3,792		Selective Insurance Group, Inc.	90,667
5,843		Senior Housing Properties Trust	130,825
400		Sierra Bancorp	9,336
2,000	[2]	Signature Bank	67,020
1,000		Simmons 1st National Corp., Class A	28,350
5,000		South Financial Group, Inc.	86,400
791		Southside Bancshares, Inc.	16,397
1,200		Southwest Bancorp, Inc.	21,108
1,455		Sovran Self Storage, Inc.	57,647
1,047		State Auto Financial Corp.	29,243
1,585		Sterling Bancorp	22,681
5,111		Sterling Bancshares, Inc.	51,263
2,087	[2]	Sterling Financial Corp.	32,244
3,461		Sterling Financial Corp. WA	61,571
1,077		Stewart Information Services Corp.	36,866
966	[2]	Stifel Financial Corp.	41,876
5,050		Strategic Hotels & Resorts, Inc.	72,468
200	[2]	Stratus Properties, Inc.	6,732
800		Suffolk Bancorp	24,424
1,035	[2]	Sun Bancorp, Inc.	14,987
1,066		Sun Communities, Inc.	20,606
4,200		Sunstone Hotel Investors, Inc.	69,888
2,200	[2]	Superior Bancorp	12,738
5,764		Susquehanna Bankshares, Inc.	122,312
2,090		Tanger Factory Outlet Centers, Inc.	78,521
400		Taylor Capital Group, Inc.	7,836
708	[2]	Tejon Ranch Co.	26,777
1,700	[2]	Texas Capital Bancshares, Inc.	29,631
1,300		Thomas Properties Group, Inc.	14,365
1,300	[2]	Thomas Weisel Partners Group, Inc.	16,640
1,500		TierOne Corp.	30,180
524		Tompkins Financial Corporation	22,060
1,500		Tower Group, Inc.	43,830
2,200	[2]	Tradestation Group, Inc.	23,980
900		TriCo Bancshares	16,065
767	[2,3]	Triad Guaranty, Inc.	5,361
5,131		Trustco Bank Corp.	52,849
3,300		Trustmark Corp.	75,933
3,150		U-Store-It Trust	29,988
900		U.S. Global Investors, Inc., Class A	15,372
6,800		UCBH Holdings, Inc.	96,016
2,100		UMB Financial Corp.	88,473
4,072		Umpqua Holdings Corp.	66,781
950		Union Bankshares Corp.	18,345
1,500	[2]	United America Indemnity Ltd., Class A	30,765
2,600		United Bankshares, Inc.	83,616
2,729		United Community Banks, Inc.	52,697
1,892		United Community Financial Corp.	11,787
1,500		United Fire & Casualty Co.	50,070
400		United Security Bancshares	6,508
800		Universal Health Realty Trust, Inc.	28,840
900		Univest Corp.	23,400
1,500		Urstadt Biddle Properties, Class A	23,160
900	[2]	Validus Holdings Ltd.	21,915
600		ViewPoint Financial Group	9,126
1,288	[2]	Virginia Commerce Bancorp, Inc.	15,469
7,700		W Holding Co., Inc.	11,165
1,000	[2]	W.P. Stewart & Co.	5,320
500		WSFS Financial Corp.	26,650
5,700		Waddell & Reed Financial, Inc., Class A	189,126
3,102		Washington Real Estate Investment Trust	97,589
900		Washington Trust Bancorp	22,419
400	[2]	Wauwatosa Holdings, Inc.	5,320
1,835		Wesbanco, Inc.	50,389
1,100		West Coast Bancorp	16,720
2,100		WestAmerica Bancorp.	103,992
900	[2,3]	Western Alliance Bancorp	14,445
728		Westfield Financial, Inc.	7,455
1,200		Wilshire Bancorp, Inc.	9,456
2,800		Winthrop Realty Trust	15,848
1,599		Wintrust Financial Corp.	60,826
1,200	[2]	World Acceptance Corp.	35,928
2,568		Zenith National Insurance Corp.	102,258
900	[2]	eHealth, Inc.	23,571
		TOTAL	16,589,469
		Health Care--13.8%
1,140	[2]	AMAG Pharmaceutical, Inc.	58,778
2,393	[2]	AMN Healthcare Services, Inc.	37,379
1,400	[2]	Abaxis, Inc.	45,570
2,100	[2]	Abiomed, Inc.	31,710
2,300	[2]	Acadia Pharmaceuticals, Inc.	27,278
1,000	[2]	Accuray, Inc.	9,520
1,800	[2]	Acorda Therapeutics, Inc.	45,648
200	[2]	Affymax, Inc.	4,012
4,700	[2]	Affymetrix, Inc.	94,282
700	[2]	Air Methods Corp.	32,116
3,500	[2]	Akorn, Inc.	26,250
1,894	[2]	Albany Molecular Research, Inc.	20,379
2,503	[2]	Alexion Pharmaceuticals, Inc.	163,496
1,100	[2]	Alexza Pharmaceuticals, Inc.	6,930
4,000	[2]	Align Technology, Inc.	47,120
6,900	[2]	Alkermes, Inc.	91,908
2,100	[2]	Alliance Imaging, Inc.	22,323
2,500	[2]	Allos Therapeutics, Inc.	18,000
3,821	[2]	Allscripts Healthcare Solutions, Inc.	56,665
2,400	[2]	Alnylam Pharmaceuticals, Inc.	72,096
2,945	[2]	Alpharma, Inc., Class A	60,431
1,000	[2]	Altus Pharmaceuticals, Inc.	6,260
1,766	[2]	Amedisys, Inc.	75,285
900	[2]	American Dental Partners, Inc.	7,956
4,900	[2]	American Medical Systems Holdings, Inc.	70,021
3,600	[2]	Amerigroup Corp.	135,072
100	[2]	Amicus Therapeutics, Inc.	972
2,100	[2]	Amsurg Corp.	54,096
895		Analogic Corp.	52,859
1,500	[2]	AngioDynamics, Inc.	30,405
600	[2]	Animal Health International, Inc.	7,200
5,400	[2]	Applera Corp.	82,728
3,000	[2]	Apria Healthcare Group, Inc.	63,660
2,300	[2]	ArQule, Inc.	11,155
5,000	[2]	Arena Pharmaceuticals, Inc.	36,200
5,302	[2]	Ariad Pharmaceuticals, Inc.	18,186
2,900	[2]	Array BioPharma, Inc.	18,879
1,862	[2,3]	Arthrocare Corp.	74,536
1,100	[2]	Aspect Medical Systems, Inc.	13,816
3,800	[2]	Assisted Living Concepts, Inc., Class A	25,042
400	[2]	Athenahealth, Inc.	12,560
2,100	[2]	Auxilium Pharmaceutical, Inc.	71,820
2,400	[2,3]	Beijing Med-Pharm Corp.	20,136
1,300	[2]	Bentley Pharmaceuticals, Inc.	18,837
1,300	[2]	Bio Rad Laboratories, Inc., Class A	123,773
900	[2]	Bio-Reference Laboratories, Inc.	24,660
6,494	[2]	BioMarin Pharmaceutical, Inc.	240,668
900	[2]	BioMimetic Therapeutics, Inc.	13,383
200	[2]	Biodel, Inc.	3,566
500	[2]	Bioform Medical, Inc.	3,500
2,000	[2,3]	Bionovo, Inc.	3,240
900	[2]	Bradley Pharmaceuticals, Inc.	17,901
4,352	[2]	Bruker BioSciences Corp.	44,608
1,902	[2]	CONMED Corp.	46,219
4,357	[2]	CV Therapeutics, Inc.	36,512
900	[2]	Cadence Pharmaceuticals, Inc.	5,121
2,065	[2]	Cambrex Corp.	19,618
600	[2]	Cantel Medical Corp.	6,948
1,300	[2]	Capital Senior Living Corp.	9,971
600	[2]	Caraco Pharmaceutical Laboratories, Ltd.	9,216
5,290	[2]	Cell Genesys, Inc.	9,575
3,000	[2]	Centene Corp.	71,820
3,800	[2]	Cepheid, Inc.	116,052
1,626		Chemed Corp.	83,300
800		Computer Programs & Systems, Inc.	16,440
2,000	[2]	Conceptus, Inc.	32,560
671	[2]	Corvel Corp.	16,607
2,500	[2]	Cross Country Healthcare, Inc.	31,575
1,400	[2]	Cryolife, Inc.	9,730
3,738	[2]	Cubist Pharmaceuticals, Inc.	63,509
900	[2]	Cutera, Inc.	11,241
1,698	[2]	Cyberonics, Inc.	20,376
500	[2]	Cynosure, Inc., Class A	12,415
2,800	[2]	Cypress Biosciences, Inc.	23,492
1,800	[2]	Cytokinetics, Inc.	5,994
5,200	[2,3]	Cytrex Corp.	9,568
959		Datascope Corp.	31,091
5,700	[2,3]	Dendreon Corp.	35,283
1,301	[2]	Dionex Corp.	91,200
7,100	[2]	Discovery Laboratories, Inc.	13,490
5,500	[2]	Durect Corp.	27,995
3,094	[2]	Eclipsys Corp.	79,640
600	[2]	Emergency Medical Services Corp., Class A	18,462
100	[2]	Emergent Biosolutions, Inc.	746
700	[2]	Emeritus Corp.	15,505
7,884	[2]	Encysive Pharmaceuticals, Inc.	6,071
100		Ensign Group, Inc.	981
2,008	[2]	Enzo Biochem, Inc.	18,755
3,000	[2]	Enzon, Inc.	25,110
3,068	[2]	Ev3, Inc.	26,845
7,055	[2]	Exelixis, Inc.	51,643
61,000		Five Star Quality Care, Inc., Rights	0
1,000	[2]	GTX, Inc.	11,090
800	[2]	Genomic Health, Inc.	16,792
300	[2]	Genoptix, Inc.	11,163
2,000	[2]	Gentiva Health Services, Inc.	36,960
5,900	[2]	Genvec, Inc.	9,145
5,240	[2]	Geron Corp.	26,043
1,500	[2]	Greatbatch Technologies, Inc.	33,870
1,400	[2]	HMS Holdings Corp.	44,240
1,764	[2]	Haemonetics Corp.	105,558
4,200	[2]	Halozyme Therapeutics, Inc.	23,142
600	[2]	Hansen Medical, Inc.	10,728
2,100	[2]	HealthExtras, Inc.	58,065
5,500	[2]	HealthSouth Corp.	93,610
3,200	[2]	Healthspring, Inc.	66,208
2,400	[2]	Healthways, Inc.	135,120
8,350	[2]	Hologic, Inc.	537,406
9,200	[2]	Human Genome Sciences, Inc.	51,336
3,100	[2]	Hythiam, Inc.	7,905
1,500	[2]	I-Flow Corp.	21,450
900	[2]	ICU Medical, Inc.	25,551
1,700	[2]	Idenix Pharmaceuticals, Inc.	8,823
3,612	[2]	Illumina, Inc.	230,084
4,752	[2]	Immucor, Inc.	137,048
5,100	[2]	Immunomedics, Inc.	11,628
5,700	[2]	Incyte Genomics, Inc.	68,286
4,600	[2]	Indevus Pharmaceuticals, Inc.	29,302
400	[2]	Insulet Corp.	7,924
1,200	[2]	Integra Lifesciences Corp.	49,920
2,048	[2]	InterMune, Inc.	34,345
1,963		Invacare Corp.	47,779
4,560	[2]	Inverness Medical Innovations, Inc.	205,428
5,978	[2]	Isis Pharmaceuticals, Inc.	93,257
3,300	[2]	Javelin Pharmaceuticals, Inc.	12,144
600	[2]	Jazz Pharmaceuticals, Inc.	7,860
2,450	[2]	KV Pharmaceutical Co., Class A	63,651
900	[2]	Kendle International, Inc.	38,151
900	[2]	Kensey Nash Corp.	24,435
2,800	[2]	Keryx Biopharmaceuticals, Inc.	16,940
1,880	[2]	Kindred Healthcare, Inc.	51,775
2,300	[2]	Kosan Biosciences, Inc.	6,210
1,350		LCA Vision, Inc.	22,289
1,000	[2]	LHC Group, Inc.	23,060
700		Landauer, Inc.	33,320
2,300	[2]	LifeCell Corp.	90,873
5,400	[2]	Ligand Pharmaceuticals, Inc., Class B	22,464
2,339	[2]	Luminex Corp.	35,015
200	[2]	MAP Pharmaceuticals, Inc.	2,600
600	[2]	MWI Veterinary Supply, Inc.	22,938
2,700	[2]	Magellan Health Services, Inc.	118,098
3,700	[2,3]	Mannkind Corp.	29,230
2,200	[2]	Martek Biosciences Corp.	62,700
900	[2]	Masimo Corp.	32,121
1,600	[2]	Matria Healthcare, Inc.	46,176
1,707	[2]	Maxygen, Inc.	12,820
700	[2]	MedCath Corp.	17,416
8,600	[2]	Medarex, Inc.	85,914
800	[2]	Medical Action Industries, Inc.	13,376
3,700	[2]	Medicines Co.	63,344
3,800		Medicis Pharmaceutical Corp., Class A	77,178
1,500		Medivation, Inc.	24,000
2,276	[3]	Mentor Corp.	78,795
2,673		Meridian Bioscience, Inc.	83,959
1,954	[2]	Merit Medical Systems, Inc.	31,420
900	[2]	Metabolix, Inc.	16,407
1,200	[2]	Micrus Endovascular Corp.	23,052
3,900	[2]	Minrad International, Inc.	10,218
300	[2]	Molecular Insight Pharmaceuticals, Inc.	2,547
900	[2]	Molina Healthcare, Inc.	30,699
1,700	[2]	Momenta Pharmaceuticals, Inc.	12,427
2,900	[2]	Myriad Genetics, Inc.	124,729
4,403	[2]	Nabi Biopharmaceuticals	15,543
300	[2]	Nanosphere, Inc.	3,606
2,300	[2]	Nastech Pharmaceutical Co.	5,428
500		National Healthcare Corp.	25,055
1,600	[2]	Natus Medical, Inc.	27,520
6,600	[2]	Nektar Therapeutics	47,058
2,600	[2]	Neurocrine Biosciences, Inc.	14,014
1,500	[2]	Neurogen Corp.	2,970
1,300	[2]	Nighthawk Radiology Holdings, Inc.	20,670
1,100	[2]	Northstar Neuroscience, Inc.	1,606
1,200	[2]	Novacea, Inc.	3,468
1,701	[2]	Noven Pharmaceuticals, Inc.	22,844
2,400	[2]	NuVasive, Inc.	94,584
1,600	[2]	NxStage Medical, Inc.	19,424
3,900	[2]	OSI Pharmaceuticals, Inc.	155,532
200	[2]	Obagi Medical Products, Inc.	2,976
2,675	[2]	Odyssey Healthcare, Inc.	23,567
2,300	[2]	Omnicell, Inc.	57,684
1,000	[2]	Omrix Biopharmaceuticals, Inc.	23,260
3,770	[2]	Onyx Pharmaceuticals, Inc.	179,188
3,400	[2]	OraSure Technologies, Inc.	26,894
400	[2]	Orexigen Therapeutics, Inc.	4,220
1,100	[2]	Orthofix International NV	60,148
700	[2,3]	Osiris Therapeutics, Inc.	8,302
2,726		Owens & Minor, Inc.	112,638
4,561	[2]	PSS World Medical, Inc.	78,860
2,700	[2]	Pain Therapeutics, Inc.	23,382
1,300	[2]	Palomar Medical Technologies, Inc.	18,746
2,300	[2]	Par Pharmaceutical Cos., Inc.	44,114
1,905	[2]	Parexel International Corp.	103,651
2,000	[2]	Penwest Pharmaceuticals Co.	10,180
5,274		Perrigo Co.	162,650
1,688	[2]	PharMerica Corp.	25,050
1,300	[2]	PharmaNet Development Group, Inc.	52,988
1,800	[2]	Pharmion Corp.	124,110
2,700	[2]	Phase Forward, Inc.	46,575
2,000	[2]	Poniard Pharmaceuticals, Inc.	10,440
2,000	[2]	Pozen, Inc.	24,480
1,800	[2]	Progenics Pharmaceuticals, Inc.	29,412
840	[2]	Protalix Biotherapeutics, Inc.	2,738
900	[2]	Providence Service Corp.	26,577
3,700	[2]	Psychiatric Solutions, Inc.	111,629
2,000	[2]	Quidel Corp.	31,540
900	[2]	Radiation Therapy Services, Inc.	26,037
1,800	[2]	Regeneration Technologies, Inc.	14,400
4,312	[2]	Regeneron Pharmaceuticals, Inc.	87,447
1,199	[2]	RehabCare Group, Inc.	25,167
1,700	[2]	Res-Care, Inc.	38,029
2,056	[2]	Rigel Pharmaceuticals, Inc.	56,602
3,250	[2]	Salix Pharmaceuticals Ltd.	22,588
3,100	[2]	Santarus, Inc.	6,913
3,648	[2]	Savient Pharmaceuticals, Inc.	70,589
2,400	[2]	Sciele Pharma, Inc.	57,408
3,700	[2]	Seattle Genetics, Inc.	33,892
2,400	[2]	Senomyx, Inc.	15,624
1,200	[2]	Sirona Dental Systems, Inc.	33,156
200	[2]	Sirtris Pharmaceuticals, Inc.	2,412
1,500	[2]	Skilled Healthcare Group, Inc., Class A	20,850
1,100	[2,3]	Somaxon Pharmaceuticals, Inc.	4,543
1,500	[2]	Sonic Innovations, Inc.	9,420
1,087	[2]	SonoSight, Inc.	37,860
2,300	[2]	Spectranetics Corp.	28,704
1,600	[2]	Stereotaxis, Inc.	11,168
4,500		Steris Corp.	111,510
100	[2]	Sucampo Pharmaceuticals, Inc., Class A	1,327
2,900	[2]	Sun Healthcare Group, Inc.	49,967
2,976	[2]	Sunrise Senior Living, Inc.	85,441
3,926	[2]	SuperGen, Inc.	12,877
1,032	[2]	SurModics, Inc.	45,057
2,400	[2]	Symmetry Medical, Inc.	43,680
4,100	[2]	Telik, Inc.	10,291
1,900	[2]	Tercica, Inc.	12,616
3,630	[2]	Thoratec Laboratories Corp.	58,080
700	[2]	TomoTherapy, Inc.	10,367
300	[2]	Trans1, Inc.	4,377
3,035	[2]	TriZetto Group, Inc.	59,243
300	[2]	Trubion Pharmaceuticals, Inc.	2,694
1,473	[2]	United Therapeutics Corp.	123,703
3,300	[2]	Universal American Financial Corp.	69,069
6,500	[2]	Valeant Pharmaceuticals International	73,580
2,300	[2]	Vanda Pharmaceuticals, Inc.	9,821
2,060	[2]	Varian, Inc.	111,755
1,848	[2]	Ventana Medical Systems	164,564
4,800	[2]	ViroPharma, Inc.	42,528
200	[2]	Virtual Radiologic Corp.	3,028
800	[2]	Visicu, Inc.	9,560
1,200	[2]	Vital Images, Inc.	18,828
701		Vital Signs, Inc.	33,999
3,900	[2]	Vivus, Inc.	23,634
1,800	[2]	Volcano Corp.	19,710
2,284		West Pharmaceutical Services, Inc.	89,304
2,400	[2]	Wright Medical Group, Inc.	65,520
8,400	[2]	XOMA Ltd.	22,680
1,500	[2]	Xenoport, Inc.	92,040
1,388	[2]	Zoll Medical Corp.	37,004
2,500	[2]	Zymogenetics, Inc.	25,225
2,725	[2]	eResearch Technology, Inc.	26,487
2,100	[2]	inVentiv Health, Inc.	69,069
		TOTAL	11,311,869
		Industrials--14.5%
1,100	[2]	3D Systems Corp.	15,455
1,500	[2]	A.S.V., Inc.	26,835
2,567	[2]	AAR Corp.	75,624
3,004		ABM Industries, Inc.	62,243
3,900	[2]	ABX Air, Inc.	13,845
700	[2]	AMERCO	48,636
100	[2,3]	AMREP Corp.	4,512
700	[2]	AZZ, Inc.	23,639
1,050		Aaon, Inc.	18,690
3,600	[2]	Acco Brands Corp.	48,780
1,300	[2]	Accuride Corp.	8,151
3,700		Actuant Corp.	101,121
2,877		Acuity Brands, Inc.	130,932
1,626		Administaff, Inc.	48,796
1,300	[2]	Advisory Board Co.	82,836
2,900	[2]	Aecom Technology Corp.	71,427
400	[2]	Aerovironment, Inc.	9,204
6,494	[2]	AirTran Holdings, Inc.	56,043
2,751	[2]	Alaska Air Group, Inc.	69,600
1,956		Albany International Corp., Class A	68,480
300	[2]	Allegiant Travel Co.	9,384
600	[2]	Altra Holdings, Inc.	8,106
3,400	[2]	American Commercial Lines, Inc.	68,884
1,200		American Ecology, Inc.	27,456
500		American Railcar Industries, Inc.	8,550
1,900	[2]	American Reprographics Co.	29,887
600		American Science & Engineering, Inc.	31,896
2,800	[2]	American Superconductor Corp.	56,700
700		American Woodmark Corp.	14,686
600		Ameron, Inc.	53,910
500		Ampco-Pittsburgh Corp.	19,385
2,000		Apogee Enterprises, Inc.	34,900
3,083		Applied Industrial Technologies, Inc.	93,076
900	[2]	Argon ST, Inc.	15,858
1,384		Arkansas Best Corp.	42,613
3,000	[2]	Arrowhead Research Corp.	9,420
1,261	[2]	Astec Industries, Inc.	38,927
1,000	[2]	Atlas Air Worldwide Holdings, Inc.	49,940
900		Badger Meter, Inc.	34,020
600	[2]	Baker Michael Corp.	20,538
3,076		Baldor Electric Co.	93,141
3,156		Barnes Group, Inc.	84,107
300		Barrett Business Services, Inc.	5,376
3,300	[2]	Beacon Roofing Supply, Inc.	30,624
3,072		Belden, Inc.	129,946
2,900	[2]	Blount International, Inc.	33,611
800	[2]	BlueLinx Holdings, Inc.	3,664
1,855		Bowne & Co., Inc.	22,817
3,474		Brady (W.H.) Co.	105,505
3,400		Briggs & Stratton Corp.	70,890
2,575		Bucyrus International, Inc.	238,728
1,000	[2]	Builders Firstsource, Inc.	8,000
3,459	[2]	CBIZ, Inc.	32,549
1,051		CDI Corp.	20,442
1,100		CIRCOR International, Inc.	46,673
3,518		CLARCOR, Inc.	131,960
1,300	[2]	COMSYS IT Partners, Inc.	13,975
800	[2]	CRA International, Inc.	33,392
800		Cascade Corp.	41,296
1,609	[2]	Casella Waste Systems, Inc.	19,517
1,600	[2]	Celadon Group, Inc.	15,264
3,900	[2]	Cenveo, Inc.	60,606
1,900	[2]	Ceradyne, Inc.	91,485
900	[2]	Chart Industries, Inc.	22,779
100	[2]	China Architectural Engineering, Inc.	627
1,100	[2]	Clean Harbors, Inc.	61,028
1,345	[2]	CoStar Group, Inc.	56,947
800	[2]	Coleman Cable, Inc.	9,200
1,200	[2]	Columbus McKinnon Corp.	30,684
2,900		Comfort Systems USA, Inc.	35,583
1,350	[2]	Commercial Vehicle Group, Inc.	13,500
600	[2]	Consolidated Graphics, Inc.	30,186
800	[2]	Cornell Corrections, Inc.	16,000
750		Courier Corp.	19,875
1,100		Cubic Corp.	29,546
3,064		Curtiss Wright Corp.	127,769
3,700		Deluxe Corp.	89,984
2,000		Diamond Management & Technology Consultants, Inc.	9,300
1,600	[2]	Dollar Thrifty Automotive Group	39,056
500	[2]	Duff & Phelps Corp.	9,245
700	[2]	Dynamex, Inc.	17,437
800		Dynamic Materials Corp.	42,864
1,800	[2]	Dyncorp International, Inc., Class A	37,026
1,866	[2]	ESCO Technologies, Inc.	69,956
3,100		Eagle Bulk Shipping, Inc.	76,632
1,279		Electro Rent Corp.	18,008
4,312	[2]	Emcor Group, Inc.	94,562
1,500	[2]	EnPro Industries, Inc.	45,000
1,550		Encore Wire Corp.	25,854
1,500	[2]	EnerSys, Inc.	34,560
2,675	[2]	Energy Conversion Devices, Inc.	61,739
2,000	[2]	Energysolutions, Inc.	45,000
1,800		Ennis Business Forms, Inc.	28,494
1,951	[2]	Esterline Technologies Corp.	90,897
5,800	[2,3]	Evergreen Solar, Inc.	70,702
1,200	[2]	Exponent, Inc.	36,960
2,900	[2]	ExpressJet Holdings, Inc.	7,946
3,250	[2]	FTI Consulting, Inc.	179,758
3,513		Federal Signal Corp.	40,716
500	[2]	First Advantage Corp., Class A	8,120
2,300	[2]	Flow International Corp.	21,436
4,300	[2,3]	Force Protection, Inc.	17,587
2,051		Forward Air Corp.	63,581
1,340		Franklin Electronics, Inc.	50,438
800		Freightcar America, Inc.	30,168
1,100	[2,3]	Fuel Tech, Inc.	20,944
4,540	[2]	Fuelcell Energy, Inc.	38,181
1,455		G & K Services, Inc., Class A	58,156
800	[2]	Gehl Co.	14,144
3,990	[2]	GenCorp, Inc.	46,843
1,400		Genco Shipping & Trading Ltd.	69,048
2,025	[2]	Genesee & Wyoming, Inc., Class A	55,303
3,400	[2]	Geo Group, Inc.	81,328
1,100	[2]	GeoEye, Inc.	38,456
1,818		Gibraltar Industries, Inc.	23,998
2,500	[2]	Goodman Global, Inc.	62,775
1,094		Gorman Rupp Co.	30,023
7,318	[2]	GrafTech International Ltd.	110,136
2,466		Granite Construction, Inc.	93,881
900	[2]	Great Lakes Dredge & Dock Corp.	5,697
1,100		Greenbrier Cos., Inc.	21,384
2,029	[2]	Griffon Corp.	22,116
1,100	[2]	H&E Equipment Services, Inc.	18,271
600		Hardinge, Inc.	10,230
2,875		Healthcare Services Group, Inc.	69,748
4,200		Heartland Express, Inc.	68,250
1,758		Heico Corp.	78,249
1,222		Heidrick & Struggles International, Inc.	33,581
6,469	[2]	Hexcel Corp.	141,218
2,200		Horizon Lines, Inc., Class A	41,338
1,000		Houston Wire & Cable Co.	14,730
2,600	[2]	Hub Group, Inc.	75,738
1,800	[2]	Hudson Highland Group, Inc.	12,258
400	[2]	Hurco Co., Inc.	14,628
1,300	[2]	Huron Consulting Group, Inc.	93,366
600	[2]	ICT Group, Inc.	5,292
2,200	[2]	IHS, Inc., Class A	136,268
1,748	[2]	II-VI, Inc.	56,670
5,400		Ikon Office Solutions, Inc.	44,172
1,500	[2]	Innerworkings, Inc.	20,775
850	[2]	Innovative Solutions and Support, Inc.	9,546
1,892	[2]	Insituform Technologies, Inc., Class A	24,028
1,200		Insteel Industries, Inc.	12,324
1,000	[2]	Integrated Electrical Services, Inc.	13,530
3,905		Interface, Inc.	62,324
1,800	[2]	Interline Brands, Inc.	35,748
2,300	[2]	Ionatron, Inc.	6,463
12,200	[2]	Jet Blue Airways Corp.	84,302
2,300	[2]	KForce Com, Inc.	20,470
1,028	[2]	Kadant, Inc.	27,170
1,641		Kaman Corp., Class A	48,475
1,968		Kaydon Corp.	85,982
1,620		Kelly Services, Inc., Class A	27,896
1,900	[2]	Kenexa Corp.	33,744
1,796		Kimball International, Inc., Class B	22,234
3,872	[3]	Knight Transportation, Inc.	66,444
3,300		Knoll, Inc.	44,088
3,208	[2]	Korn/Ferry International	51,617
700	[2]	L.B. Foster Co.	32,221
1,800	[2]	LECG Corp.	15,282
1,275		LSI Industries, Inc.	15,657
1,000	[2]	Ladish Co., Inc.	35,490
378		Lawson Products, Inc.	12,013
1,100	[2]	Layne Christensen Co.	40,590
772		Lindsay Manufacturing Co.	47,107
800	[2]	M & F Worldwide Corp.	31,264
2,687	[2]	MOOG, Inc., Class A	123,709
700	[2]	MTC Technologies, Inc.	16,513
900	[2]	Marten Transport Ltd.	15,309
1,612		McGrath Rentcorp.	37,543
1,499	[2,3]	Medis Technologies Ltd.	15,365
900	[2]	Middleby Corp.	53,649
1,500	[2]	Midwest Express Holdings, Inc.	25,455
4,000		Miller Herman, Inc.	127,120
700	[2]	Miller Industries, Inc.	9,310
1,876		Mine Safety Appliances Co.	83,726
2,652	[2]	Mobile Mini, Inc.	40,310
2,681		Mueller Industries, Inc.	75,068
7,820		Mueller Water Products, Inc.	66,392
450		Multi-Color Corp.	9,527
414		NACCO Industries, Inc., Class A	41,425
1,427	[2]	NCI Building System, Inc.	41,041
3,339	[2]	Navigant Consulting, Inc.	39,534
2,286		Nordson Corp.	114,026
1,100	[2]	NuCo2, Inc.	31,031
3,300	[2]	Odyssey Marine Exploration, Inc.	16,632
1,975	[2]	Old Dominion Freight Lines, Inc.	57,571
2,300	[2]	On Assignment, Inc.	12,788
4,062	[2]	Orbital Sciences Corp.	94,645
200	[2]	PGT, Inc.	948
3,800	[2]	PHH Corp.	71,402
2,600		Pacer International, Inc.	44,538
700	[2]	Park-Ohio Holdings Corp.	15,652
100	[2]	Patriot Transportation Holding, Inc.	8,550
1,600	[2]	PeopleSupport, Inc.	20,016
1,800	[2]	Perini Corp.	62,910
1,100	[2]	Pike Electric Corp.	18,205
1,300	[2]	Pinnacle Airlines Corp.	17,472
900	[2]	Polypore International, Inc.	16,713
600	[2]	Powell Industries, Inc.	23,820
5,400	[2]	Power-One, Inc.	12,366
100		Preformed Line Products Co.	5,187
200	[2]	Protection One, Inc.	2,158
1,500	[2]	RBC Bearings, Inc.	44,910
1,200	[2]	RSC Holdings, Inc.	13,200
1,200		Raven Industries, Inc.	36,024
2,298		Regal Beloit Corp.	87,140
2,200	[2]	Republic Airways Holdings, Inc.	43,912
3,300	[2]	Resources Connection, Inc.	69,069
947		Robbins & Myers, Inc.	62,767
3,135		Rollins, Inc.	55,772
2,250	[2]	Rush Enterprises, Inc.	37,755
901	[2]	Saia, Inc.	12,713
1,100		Schawk, Inc.	15,796
1,460	[2]	School Specialty, Inc.	47,392
2,608		Simpson Manufacturing Co., Inc.	71,850
4,200		SkyWest, Inc.	109,284
1,404		Smith (A.O.) Corp.	49,140
4,265	[2]	Spherion Corp.	28,490
600	[2]	Standard Parking Corp.	11,622
1,230		Standard Register	11,956
977		Standex International Corp.	17,772
500	[2]	Stanley, Inc.	13,940
850		Sun Hydraulics Corp.	19,550
1,400	[2]	Superior Essex, Inc.	33,670
1,000		TAL International Group, Inc.	22,020
300	[2]	TBS International Ltd., Class A	9,993
1,300	[2]	Taleo Corp., Class A	27,469
4,200	[2]	Taser International, Inc.	48,258
1,100	[2]	Team, Inc.	33,055
926	[2]	Tecumseh Products Co., Class A	21,594
2,900	[2]	TeleTech Holdings, Inc.	57,217
2,352	[2]	Teledyne Technologies, Inc.	121,434
1,222		Tennant Co.	40,314
3,987	[2]	Tetra Tech, Inc.	78,504
300		Textainer Group Holdings Ltd.	3,240
1,600		Titan International, Inc.	45,584
600	[2]	TransDigm Group, Inc.	24,828
2,121		Tredegar Industries, Inc.	29,397
1,029	[2,3]	Trex Co., Inc.	8,489
700	[2]	TriMas Corp.	4,851
1,110		Triumph Group, Inc.	59,940
3,170	[2]	TrueBlue, Inc.	45,236
1,500	[2]	TurboChef Technologies, Inc.	15,375
600		Twin Disc, Inc.	9,084
3,500		UAP Holding Corp.	134,190
1,300	[2]	Ultrapetrol Bahamas Ltd.	20,865
1,593	[2]	United Stationers, Inc.	88,029
1,238		Universal Forest Products, Inc.	44,816
400	[2]	Universal Truckload Services, Inc.	8,880
1,264		Valmont Industries, Inc.	105,797
1,400		Viad Corp.	37,450
1,366		Vicor Corp.	16,815
1,061	[2]	Volt Information Science, Inc.	19,809
2,272		Wabash National Corp.	20,880
3,335		Wabtec Corp.	114,691
3,600		Walter Industries, Inc.	150,912
4,679	[2]	Waste Connections, Inc.	136,440
200		Waste Holdings, Inc.	7,234
1,366	[2]	Waste Services, Inc.	12,922
1,548		Watsco, Inc.	57,090
2,940		Watson Wyatt & Co. Holdings	144,501
2,147		Watts Industries, Inc., Class A	63,744
3,200		Werner Enterprises, Inc.	65,184
2,094		Woodward Governor Co.	131,461
900		Xerium Technologies, Inc.	4,284
		TOTAL	11,889,733
		Information Technology--16.9%
27,300	[2]	3Com Corp.	112,749
300	[2]	3Par, Inc.	2,379
2,541	[2]	ACI Worldwide, Inc.	37,861
4,300	[2]	AMIS Holdings, Inc.	31,433
2,370	[2]	ATMI, Inc.	62,331
2,000	[2]	Acacia Research - Technologies	14,900
1,300	[2]	Acme Packet, Inc.	12,506
2,051	[2]	Actel Corp.	24,427
3,900	[2]	Actuate Software Corp.	22,230
8,600	[2]	Adaptec, Inc.	26,832
4,000		Adtran, Inc.	83,240
2,500	[2]	Advanced Analogic Technologies, Inc.	16,850
2,469	[2]	Advanced Energy Industries, Inc.	26,690
1,200	[2]	Advent Software, Inc.	54,192
1,679		Agilysys, Inc.	25,554
100	[2]	Airvana, Inc.	523
7,500	[2]	Amkor Technology, Inc.	57,300
4,000	[2]	Anadigics, Inc.	39,960
1,080	[2]	Anaren Microwave, Inc.	14,753
2,130	[2]	Anixter International, Inc.	149,228
1,100	[2]	Ansoft Corp.	23,364
5,300	[2]	Ansys, Inc.	185,023
4,725	[2]	Applied Micro Circuits Corp.	37,942
5,579	[2]	Ariba, Inc.	55,623
9,126	[2]	Arris Group, Inc.	80,218
8,400	[2]	Art Technology Group, Inc.	33,684
2,000	[2]	Asiainfo Holdings, Inc.	17,520
6,229	[2]	Aspen Technology, Inc.	87,517
3,748	[2]	Asyst Technologies, Inc.	11,057
3,800	[2]	Atheros Communications	103,778
400	[2]	Authentec, Inc.	4,980
14,000	[2]	Avanex Corp.	13,300
2,800	[2]	Avid Technology, Inc.	72,576
3,460	[2]	Avocent Corp.	57,436
7,300	[2]	Axcelis Technologies, Inc.	29,127
800	[2]	Bankrate, Inc.	43,384
13,900	[2]	BearingPoint, Inc.	27,244
700		Bel Fuse, Inc.	18,956
4,892	[2]	Benchmark Electronics, Inc.	86,833
400	[2]	Bigband Networks, Inc.	2,236
1,222		Black Box Corp.	40,644
2,985		Blackbaud, Inc.	82,595
2,000	[2]	Blackboard, Inc.	69,960
300	[2]	BladeLogic, Inc.	4,929
2,100	[2]	Blue Coat Systems, Inc.	56,427
5,920	[2]	Borland Software Corp.	14,800
1,600	[2]	Bottomline Technologies, Inc.	20,736
3,510	[2]	Brightpoint, Inc.	44,647
4,832	[2]	Brooks Automation, Inc.	59,385
2,100	[2]	CACI International, Inc., Class A	91,539
3,300	[2]	CMG Information Services, Inc.	42,570
10,300	[2]	CNET, Inc.	81,267
300	[2]	CPI International, Inc.	3,882
2,500	[2]	CSG Systems International, Inc.	31,900
2,550		CTS Corp.	27,030
1,600	[2]	Cabot Microelectronics Corp.	55,328
365		Cass Information Systems, Inc.	10,187
300	[2]	Cavium Networks, Inc.	5,733
2,832	[2]	Checkpoint Systems, Inc.	67,288
2,260	[2]	Chordiant Software, Inc.	19,707
4,180	[2]	Ciber, Inc.	20,148
6,000	[2]	Cirrus Logic, Inc.	25,500
2,800	[2]	Cogent, Inc.	27,608
3,200		Cognex Corp.	48,960
1,821		Cohu, Inc.	27,224
2,600	[2]	Commvault Systems, Inc.	48,412
200	[2]	Compellent Technologies, Inc.	1,810
1,400	[2]	Comtech Group, Inc.	15,064
1,575	[2]	Comtech Telecommunications Corp.	70,560
300	[2]	Comverge, Inc.	5,592
2,900	[2]	Concur Technologies, Inc.	101,674
35,300	[2]	Conexant Systems, Inc.	24,357
400	[2]	Constant Contact, Inc.	8,528
2,600	[2]	Cray, Inc.	14,196
6,740	[2]	Credence Systems Corp.	8,829
4,422	[2]	Cybersource Corp.	74,069
4	[2]	CycleLogic, Inc.	0
2,200	[2]	Cymer, Inc.	59,422
2,218	[2]	DSP Group, Inc.	25,396
1,200	[2]	DTS, Inc.	26,172
2,200		Daktronics, Inc.	45,078
500	[2]	Data Domain, Inc.	11,270
2,400	[2]	DealerTrack Holdings, Inc.	64,704
400	[2]	Deltek, Inc.	5,200
900	[2]	Dice Holdings, Inc.	5,742
1,600	[2]	Digi International, Inc.	18,736
2,800	[2]	Digital River, Inc.	105,000
2,212	[2]	Diodes, Inc.	51,208
2,400	[2]	Ditech Networks, Inc.	7,488
1,400	[2]	DivX, Inc.	19,950
700	[2]	Double-Take Software, Inc.	10,850
2,800	[2]	Dycom Industries, Inc.	66,136
1,000	[2]	EMS Technologies, Inc.	27,480
1,950	[2]	EPIQ Systems, Inc.	28,763
600	[2]	Eagle Test Systems, Inc.	7,134
8,000	[2]	EarthLink Network, Inc.	54,480
2,000	[2]	Echelon Corp.	26,280
2,239	[2]	Electro Scientific Industries, Inc.	36,809
3,900	[2]	Electronics for Imaging, Inc.	57,564
5,800	[2]	Emulex Corp.	90,480
200	[2]	EnerNOC, Inc.	7,050
7,926	[2]	Entegris, Inc.	61,030
4,000	[2]	Epicor Software Corp.	44,200
2,500	[2]	Equinix, Inc.	188,825
3,150	[2]	Euronet Worldwide, Inc.	83,286
2,844	[2]	Exar Corp.	23,349
850	[2]	Excel Technology, Inc.	21,726
1,500	[2]	Exlservice Holding, Inc.	28,470
8,900	[2]	Extreme Networks, Inc.	30,705
2,431	[2]	FEI Co.	55,086
9,100	[2]	FLIR Systems, Inc.	275,548
2,273	[2]	FalconStor Software, Inc.	20,048
1,100	[2]	Faro Technologies, Inc.	26,268
17,400	[2]	Finisar Corp.	27,840
3,300	[2]	FormFactor, Inc.	79,926
1,041	[2]	Forrester Research, Inc.	24,984
9,900	[2]	Foundry Networks, Inc.	136,620
4,941	[2]	Gartner Group, Inc., Class A	73,374
1,300	[2]	Gerber Scientific, Inc.	11,466
1,700		Gevity HR, Inc.	11,934
2,700	[2]	Global Cash Access LLC	16,200
1,700	[2]	Greenfield Online, Inc.	21,862
1,400	[2]	HSW International, Inc.	5,614
6,100	[2]	Harmonic Lightwaves, Inc.	66,612
1,600	[2]	Harris Stratex Networks, Inc., Class A	17,424
1,000		Heartland Payment Systems, Inc.	24,280
5,200		Henry Jack & Associates, Inc.	127,816
1,100	[2]	Hittite Microwave Corp.	43,802
400	[2]	Hughes Communications, Inc.	20,540
1,760	[2]	Hutchinson Technology, Inc.	27,755
4,100	[2]	Hypercom Corp.	14,391
1,100	[2]	I2 Technologies, Inc.	15,411
1,600	[2]	IGATE Capital Corp.	13,248
500	[2]	IPG Photonics Corp.	8,950
1,544	[2]	IXYS Corp.	11,595
2,400		Imation Corp.	62,184
1,100		Imergent, Inc.	11,462
2,300	[2]	Immersion Corp.	22,540
1,000	[2]	Infinera Corp.	10,190
2,300	[2]	InfoSpace.com, Inc.	21,873
2,324		InfoUSA, Inc.	20,428
6,000	[2]	Informatica Corp.	115,860
3,496	[2]	Insight Enterprises, Inc.	60,376
450	[2]	Integral Systems, Inc.	11,385
3,200	[2]	InterDigital, Inc.	64,672
800	[2]	Interactive Intelligence, Inc.	13,104
4,083	[2]	Intermec, Inc.	81,333
3,150	[2]	Internap Network Services Corp.	27,783
300	[2]	Internet Brands, Inc.	2,316
2,800	[2]	Internet Capital Group, Inc.	26,516
2,900	[2]	Intervoice, Inc.	18,850
3,225	[2]	Interwoven, Inc.	40,861
1,500	[2]	Intevac, Inc.	16,335
100	[2]	Isilon Systems, Inc.	539
2,030	[2]	Itron, Inc.	167,272
2,700	[2]	Ixia	19,980
1,793	[2]	JDA Software Group, Inc.	31,897
5,700	[2]	Kemet Corp.	29,697
800	[2]	Keynote Systems, Inc.	7,832
3,694	[2]	Kulicke & Soffa Industries	19,911
4,249	[2]	L-1 Identity Solutions, Inc.	57,829
5,131	[2]	LTX Corp.	13,854
7,700	[2]	Lattice Semiconductor Corp.	20,405
8,400	[2]	Lawson Software, Inc.	72,996
900	[2]	Limelight Networks, Inc.	6,309
4,200	[2]	Lionbridge Technologies, Inc.	13,776
800	[2]	Liquidity Services, Inc.	9,608
1,664	[2]	Littelfuse, Inc.	50,569
3,300	[2]	LivePerson, Inc.	12,870
1,400	[2]	Lo-Jack Corp.	17,276
1,700	[2]	LoopNet, Inc.	23,987
700	[2]	Loral Space & Communications Ltd.	18,606
2,726	[2]	MICROS Systems Corp.	167,867
3,000	[2]	MIPS Technologies, Inc.	13,350
3,400	[2]	MKS Instruments, Inc.	63,240
6,958	[2]	MPS Group, Inc.	69,928
9,890	[2]	MRV Communications, Inc.	17,505
2,800	[2]	MSC Software Corp.	36,344
1,200		MTS Systems Corp.	40,332
3,600	[2]	Macrovision Corp.	60,444
3,000	[2]	Magma Design Automation	34,200
1,300	[2]	ManTech International Corp., Class A	53,170
1,712	[2]	Manhattan Associates, Inc.	42,440
1,700		Marchex, Inc., Class B	13,498
2,700	[2]	Mastec, Inc.	22,545
3,771	[2]	Mattson Technology, Inc.	21,495
1,279		Maximus, Inc.	45,123
900	[2]	Measurement Specialties, Inc.	17,730
6,200	[2]	Mentor Graphics Corp.	51,150
1,100	[2]	Mercadolibre, Inc.	40,733
1,747	[2]	Mercury Computer Systems, Inc.	14,500
2,686		Methode Electronics, Inc., Class A	32,554
3,800		Micrel, Inc.	23,180
637	[2]	MicroStrategy, Inc., Class A	46,450
5,208	[2]	Microsemi Corp.	118,326
3,600	[2]	Microtune, Inc.	21,024
2,589	[2,3]	Midway Games, Inc.	5,670
1,500	[2]	Monolithic Power Systems	23,460
600	[2]	Monotype Imaging Holdings, Inc.	8,868
8,100	[2]	Move, Inc.	19,440
500	[2]	Multi-Fineline Electronix, Inc.	6,585
2,400	[2]	NIC, Inc.	17,160
2,300	[2]	Ness Technologies, Inc.	21,137
2,900	[2]	Net 1 UEPS Technologies, Inc.	83,172
1,100	[2]	NetLogic Microsystems, Inc.	28,600
500	[2]	Netezza Corp.	4,900
2,400	[2]	Netgear, Inc.	63,984
1,600	[2]	Network Equipment Technologies, Inc.	11,904
300	[2]	Neutral Tandem, Inc.	6,000
2,400	[2]	Newport Corp.	25,200
1,600	[2]	Nextwave Wireless, Inc.	8,512
2,200	[2]	Novatel Wireless, Inc.	35,200
10,052	[2]	Nuance Communications, Inc.	159,726
16,600	[2]	ON Semiconductor Corp.	107,568
1,100	[2]	OSI Systems, Inc.	25,663
3,084	[2]	Omniture, Inc.	76,236
3,700	[2]	Omnivision Technologies, Inc.	52,392
10,700	[2]	On2 Technologies, Inc.	10,807
2,200	[2]	Online Resources Corp.	22,462
1,000	[2]	OpNext, Inc.	5,160
4,400	[2]	OpenTV Corp.	5,192
6,633	[2]	Openwave Systems, Inc.	13,730
1,485	[2]	Oplink Communications, Inc.	18,963
1,200	[2]	Optium Corp.	8,292
1,400	[2]	Orbcomm, Inc.	6,944
400	[2]	PC Connections, Inc.	5,036
1,300	[2]	PDF Solutions, Inc.	11,232
1,800	[2]	PLX Technology, Inc.	12,636
14,600	[2]	PMC-Sierra, Inc.	68,474
400	[2]	PROS Holdings, Inc.	6,140
2,661	[2]	Packeteer, Inc.	13,199
6,878	[2,3]	Palm, Inc.	37,279
7,820	[2]	Parametric Technology Corp.	128,639
1,492		Park Electrochemical Corp.	35,331
700		Pegasystems, Inc.	6,867
1,900	[2]	Perficient, Inc.	26,391
1,784	[2]	Pericom Semiconductor Corp.	24,191
6,000	[2]	Perot Systems Corp.	72,840
2,824	[2]	Photronics, Inc.	34,425
3,300		Plantronics, Inc.	63,030
3,158	[2]	Plexus Corp.	71,339
6,300	[2]	Polycom, Inc.	159,075
8,800	[2]	Powerwave Technologies, Inc.	33,440
2,914	[2]	Progress Software Corp.	86,021
700		QAD, Inc.	6,209
1,200		Quality Systems, Inc.	36,468
14,000	[2]	Quantum Corp. - DLT & Storage Systems	32,200
4,600	[2]	Quest Software, Inc.	68,770
18,082	[2]	RF Micro Devices, Inc.	58,405
2,000	[2]	Rackable Systems, Inc.	16,720
1,549	[2]	RadiSys Corp.	21,051
1,900	[2]	Radiant Systems, Inc.	23,104
6,600	[2]	RealNetworks, Inc.	38,478
579		Renaissance Learning, Inc.	7,979
1,400	[2]	RightNow Technologies, Inc.	14,322
600	[2]	Rimage Corp.	14,004
2,100	[2]	Rofin-Sinar Technologies, Inc.	89,271
1,316	[2]	Rogers Corp.	41,072
300	[2]	Rubicon Technology, Inc.	7,095
1,958	[2]	Rudolph Technologies, Inc.	20,070
4,000	[2]	S1 Corp.	22,640
11,220	[2]	SAIC, Inc.	212,058
1,840	[2]	SAVVIS, Inc.	37,168
900	[2]	SI International, Inc.	24,597
1,216	[2]	SPSS, Inc.	40,189
2,800	[2]	SRA International, Inc.	76,804
2,500	[2]	STEC, Inc.	18,575
6,900	[2]	Safeguard Scientifics, Inc.	13,248
5,600	[2]	Sapient Corp.	39,256
1,900	[2]	ScanSource, Inc.	60,154
1,700	[2]	SeaChange International, Inc.	11,934
3,452	[2]	Secure Computing Corp.	30,895
1,543	[2]	Semitool, Inc.	13,548
4,200	[2]	Semtech Corp.	53,634
400	[2]	Shoretel, Inc.	2,036
4,100	[2]	SiRF Technology Holdings, Inc.	62,771
2,000	[2]	Sigma Designs, Inc.	90,440
300	[2]	Silicon Graphics, Inc.	6,285
6,306	[2]	Silicon Image, Inc.	27,873
6,800	[2]	Silicon Storage Technology	19,312
10,900	[2]	Skyworks Solutions, Inc.	87,745
3,300	[2]	Smart Modular Technologies (WWH), Inc.	27,225
2,000	[2]	Smith Micro Software, Inc.	15,060
1,900	[2]	Sohu.com, Inc.	88,407
1,700	[2]	Solera Holdings, Inc.	38,743
1,800	[2]	Sonic Solutions	16,128
4,264	[2]	Sonicwall, Inc.	37,438
18,300	[2]	Sonus Networks, Inc.	74,847
5,700	[2]	SourceForge, Inc.	10,089
200	[2]	Sourcefire, Inc.	1,360
5,800	[2]	Spansion, Inc.	22,156
1,522	[2]	Standard Microsystems Corp.	45,538
800	[2]	Starent Networks Corp.	9,888
200	[2]	StorageNetworks, Inc.	0
1,400	[2]	Stratasys, Inc.	30,940
500	[2]	Successfactors, Inc.	4,505
300	[2]	Super Micro Computer, Inc.	2,856
931	[2]	Supertex, Inc.	18,359
1,100	[2]	Switch & Data Facilities Co.	12,100
6,200	[2]	Sybase, Inc.	174,964
11,900	[2]	Sycamore Networks, Inc.	40,222
2,200	[2]	Sykes Enterprises, Inc.	34,738
3,600	[2]	Symmetricom, Inc.	15,732
1,700	[2]	Synaptics, Inc.	45,050
1,200	[2]	Synchronoss Technologies, Inc.	25,560
900	[2]	Synnex Corp.	19,170
765		Syntel, Inc.	22,667
4,599	[2]	THQ, Inc.	82,828
1,434		TICC Capital Corp.	13,967
1,700	[2]	TNS, Inc.	30,039
3,100	[2]	TTM Technologies	31,527
4,900	[2,3]	Take-Two Interactive Software, Inc.	80,556
300	[2]	TechTarget, Inc.	3,993
2,938		Technitrol, Inc.	66,575
1,300	[2]	Techwell, Inc.	13,533
4,200	[2]	Tekelec, Inc.	50,358
3,430	[2]	Terremark Worldwide, Inc.	19,414
3,300	[2]	Tessera Technologies, Inc.	129,261
1,900	[2]	The Knot, Inc.	27,816
1,500		TheStreet.com, Inc.	16,650
13,000	[2]	Tibco Software, Inc.	96,720
400	[2]	Travelzoo, Inc.	6,336
3,900	[2]	Trident Microsystems, Inc.	19,617
3,500	[2]	Triple Crown Acquisition Corp.	32,130
9,512	[2]	Triquint Semiconductor, Inc.	45,087
2,800	[2]	Tyler Technologies, Inc.	37,464
7,200	[2]	UTStarcom, Inc.	19,944
1,800	[2]	Ultimate Software Group, Inc.	48,690
1,600	[2]	Ultra Clean Holdings, Inc.	15,664
1,843	[2]	Ultratech, Inc.	17,509
400	[2]	Unica Corp.	2,992
4,600		United Online, Inc.	51,382
1,690	[2]	Universal Display Corp.	27,327
1,900	[2]	VASCO Data Security International, Inc.	36,043
6,830	[2]	ValueClick, Inc.	149,099
2,141	[2]	Veeco Instruments, Inc.	30,317
100	[2]	Veraz Networks, Inc.	486
1,674	[2]	ViaSat, Inc.	34,769
2,010	[2]	Vignette Corp.	28,281
100	[2]	Virtusa Corp.	1,493
2,900	[2]	VistaPrint Ltd.	107,909
1,000	[2]	Vocus, Inc.	29,420
1,400	[2]	Volterra Semiconductor Corp.	12,852
3,276	[2]	Websense, Inc.	67,158
5,100	[2]	Wind River Systems, Inc.	42,789
2,700	[2]	Wright Express Corp.	80,838
2,006	[2]	X-Rite, Inc.	19,599
3,393	[2]	Zoran Corp.	40,037
1,000	[2]	Zygo Corp.	11,730
500	[2]	comScore, Inc.	13,385
1,659	[2]	eSpeed, Inc., Class A	19,410
1,800	[2]	iBasis, Inc.	10,080
3,600	[2]	iPass, Inc.	11,160
3,400	[2]	j2 Global Communications, Inc.	74,494
		TOTAL	13,837,169
		Materials--5.5%
500	[2]	AEP Industries, Inc.	15,050
1,666		AMCOL International Corp.	40,850
3,700	[2,3]	Abitibibowater, Inc.	91,649
1,199		American Vanguard Corp.	18,321
3,900	[2]	Apex Silver Mines Ltd.	55,575
4,700		Aptargroup, Inc.	177,284
1,693		Arch Chemicals, Inc.	57,003
1,025		Balchem Corp.	21,084
1,355	[2]	Brush Engineered Materials, Inc.	38,780
2,390	[2]	Buckeye Technologies, Inc.	31,429
3,800		CF Industries Holdings, Inc.	406,334
2,751	[2]	Calgon Carbon Corp.	42,310
900		Castle (A.M.) & Co.	19,062
1,960	[2]	Century Aluminum Co.	101,900
1,429	[2]	Chesapeake Corp.	6,345
31,500	[2,3]	Coeur d'Alene Mines Corp.	143,955
2,200		Compass Minerals International, Inc.	93,324
692		Deltic Timber Corp.	36,925
700	[2]	Esmark Inc.	7,035
3,001		Ferro Corp.	53,058
1,300	[2]	Flotek Industries, Inc.	26,481
4,072		Fuller (H.B.) Co.	84,535
3,300	[2]	General Moly, Inc.	33,264
600	[2]	Gentek, Inc.	16,650
2,383		Georgia Gulf Corp.	18,587
3,257		Glatfelter (P.H.) Co.	47,096
4,900	[2]	Grace (W.R.) & Co.	110,838
4,900	[2]	Graphic Packaging Corp.	14,602
2,268		Greif, Inc., Class A	149,234
800	[2]	Haynes International, Inc.	35,344
2,700	[2]	Headwaters, Inc.	30,429
8,200	[2]	Hecla Mining Co.	76,260
8,000		Hercules, Inc.	140,240
400	[2]	Horsehead Holding Corp.	5,996
1,200		Innophos Holdings, Inc.	14,892
1,800		Innospec, Inc.	28,386
1,000		Kaiser Aluminum Corp.	63,960
1,200		Koppers Holdings, Inc.	40,152
284		Kronos Worldwide, Inc.	5,527
1,200	[2]	LSB Industries, Inc.	33,084
1,300	[2]	Landec Corp.	12,116
2,000	[2]	Mercer International, Inc.	17,140
1,700		Metal Management, Inc.	84,456
1,263		Minerals Technologies, Inc.	68,707
2,059		Myers Industries, Inc.	24,193
622		NL Industries, Inc.	6,998
1,100		Neenah Paper, Inc.	29,810
1,000		Newmarket Corp.	53,880
500	[2]	Northwest Pipe Co.	20,720
2,000	[2]	OM Group, Inc.	114,760
5,023		Olin Corp.	102,921
600		Olympic Steel, Inc.	20,274
6,642	[2]	Polyone Corp.	40,915
2,555		Quanex Corp.	133,908
1,577	[2]	RTI International Metals	87,129
2,304		Rock-Tenn Co.	65,871
2,300	[2]	Rockwood Holdings, Inc.	67,528
1,700		Royal Gold, Inc.	51,102
1,500		Schnitzer Steel Industries, Inc., Class A	84,990
1,859		Schulman (A.), Inc.	37,905
1,093		Schweitzer-Mauduit International, Inc.	26,057
3,163		Sensient Technologies Corp.	84,009
1,800	[2]	Shengdatech, Inc.	22,212
1,700		Silgan Holdings, Inc.	80,512
2,047		Spartech Corp.	30,152
430		Stepan Co.	12,857
2,990	[2]	Stillwater Mining Co.	31,156
2,301	[2]	Symyx Technologies, Inc.	15,095
6,300	[2]	Terra Industries, Inc.	283,941
1,906		Texas Industries, Inc.	108,013
600		Tronox, Inc., Class A	4,380
2,000		Tronox, Inc., Class B	14,640
2,400	[2]	U.S. Concrete, Inc.	8,976
4,400	[2]	U.S. Gold Corp.	16,720
500	[2]	Universal Stainless & Alloy	12,370
500		Valhi, Inc.	8,250
3,395		Wausau-Mosinee Paper Corp.	30,385
4,700		Worthington Industries, Inc.	77,033
1,638		Zep, Inc.	27,060
1,700	[2]	Zoltek Cos., Inc.	62,050
		TOTAL	4,514,021
		Telecommunication Services--1.3%
3,200		Alaska Communications Systems Holdings, Inc.	44,928
400	[2]	Aruba Networks, Inc.	3,784
500		Atlantic Telephone Network, Inc.	15,745
1,400	[2]	Cbeyond Communications, Inc.	47,236
2,027	[2]	Centennial Cellular Corp., Class A	11,594
17,800	[2]	Cincinnati Bell, Inc.	69,064
3,400	[2]	Cogent Communications Group, Inc.	69,598
1,450		Consolidated Communications Holdings, Inc.	22,678
2,300		FairPoint Communications, Inc.	24,426
8,150	[2]	FiberTower Corp.	14,589
4,076	[2]	General Communications, Inc., Class A	29,388
2,600	[2]	Global Crossing Ltd.	55,952
1,000	[2]	Globalstar, Inc.	8,950
1,157	[2]	Golden Telecom, Inc.	118,835
8,000	[2]	ICO Global Communications Holdings Ltd.	22,080
3,100		IDT Corp., Class B	21,514
2,100		Iowa Telecommunication Services, Inc.	32,382
1,800		NTELOS Holdings Corp.	38,304
5,020	[2]	PAETEC Holding Corp.	47,740
4,500	[2]	Premiere Global Services, Inc.	54,855
800	[2]	Rural Cellular Corp.	35,320
1,500		Shenandoah Telecommunications Co.	27,405
1,000		SureWest Communications	15,460
1,700	[2]	Syniverse Holdings, Inc.	26,843
9,850	[2]	Time Warner Telecom, Inc.	172,178
1,540	[2]	USA Mobility, Inc.	18,495
1,600	[2]	Virgin Mobile USA, Inc.	12,848
3,400	[2,3]	Vonage Holdings Corp.	6,766
1,200	[2]	iPCS, Inc.	30,876
		TOTAL	1,099,833
		Utilities--3.0%
1,700		Allete, Inc.	65,433
1,179		American States Water Co.	40,652
26,599	[2]	Aquila, Inc.	93,362
3,585		Avista Corp.	72,238
2,600		Black Hills Corp.	100,724
1,104		CH Energy Group, Inc.	42,603
600	[2]	Cadiz, Inc.	10,620
1,327		California Water Service Group	46,219
600		Central VT Public Service Corp.	17,478
4,080		Cleco Corp.	105,468
900		Consolidated Water Co.	21,168
3,115	[2]	El Paso Electric Co.	72,984
2,161		Empire Distribution Electric Co.	47,909
500		EnergySouth, Inc.	28,960
3,200		ITC Holdings Corp.	169,088
3,000		Idacorp, Inc.	97,920
1,497		Laclede Group, Inc.	50,269
1,542		MGE Energy, Inc.	50,516
3,100		NICOR, Inc.	127,100
1,921		New Jersey Resources Corp.	90,076
1,796		Northwest Natural Gas Co.	85,023
2,400		Northwestern Corp.	69,360
900		Ormat Technologies, Inc.	39,123
2,171		Otter Tail Corp.	70,709
5,200		PNM Resources, Inc.	100,464
5,100		Piedmont Natural Gas, Inc.	127,857
2,100		Portland General Electric Co.	51,744
1,064		SJW Corp.	32,165
1,964		South Jersey Industries, Inc.	68,799
2,878		Southwest Gas Corp.	82,167
1,971		Southwest Water Co.	22,548
1,741		UIL Holdings Corp.	59,455
2,406		UniSource Energy Corp.	70,688
3,400		WGL Holdings, Inc.	109,616
6,800		Westar Energy, Inc.	165,648
		TOTAL	2,506,153
		TOTAL COMMON STOCKS (IDENTIFIED COST $65,521,872)	80,808,783
		PREFERRED STOCK--0.0%
		Health Care--0.0%
76		Genesis Health Ventures, Inc., Pfd. (IDENTIFIED COST $28,732)	0
		MUTUAL FUND—3.1%
2,555,123	[4,5,6]	Prime Value Obligations Fund, Institutional Shares, 4.22% (AT NET ASSET VALUE)	2,555,123
		TOTAL INVESTMENTS --- 101.7% (IDENTIFIED COST $68,105,727)[7]	83,363,906
		OTHER ASSETS AND LIABILITIES --- NET --- (1.7)%[8]	(1,428,057)
		TOTAL NET ASSETS --- 100%	$81,935,849

At January 31, 2008, the Fund had the following outstanding futures contract:[1]
	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
	[2]Russell 2000 Index Long Futures	3	$1,072,500	March 2008	$27,113
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Russell 2000 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $1,072,500 at January 31, 2008, which represents 1.3% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Russell 2000 Index is 99.6%.

2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated company.
5	7-Day net yield.
6	All or a portion of this security is held as collateral for securities lending.
As of January 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned		Market Value of Collateral
	$1,727,099		$1,824,928
7
At January 31, 2008, the cost of investments for federal tax purposes was $68,105,727. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $15,258,179.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,483,933 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,225,754.

8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

     The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Index Trust

By                      /S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue

J. Christopher Donahue
Principal Executive Officer

Date                      March 20, 2008

By                      /S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date                      March 20, 2008